================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

================================================================================

ITEM 1 -- SCHEDULE OF INVESTMENTS.

STANDISH MELLON FIXED INCOME FUND

The Fund invests all of its investable assets in The Standish Mellon Fixed Income Portfolio (the "Fixed Income Portfolio"). The Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2004 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

STANDISH MELLON GLOBAL FIXED INCOME FUND

The Fund invests all of its investable assets in The Standish Mellon Global Fixed Income Portfolio (the "Global Fixed Income Portfolio"). The Global Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2004 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

STANDISH MELLON HIGH YIELD BOND FUND

The Fund invests all of its investable assets in The Standish Mellon High Yield Bond Portfolio (the "High Yield Bond Portfolio"). The High Yield Bond Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2004 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

The Fund invests all of its investable assets in The Standish Mellon Short-Term Asset Reserve Portfolio (the "Short-Term Asset Reserve Portfolio"). The Short-Term Asset Reserve Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on November 29, 2004 (CIK No.: 1012705; 1940 Act SEC File
No.: 811-07603).

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

SECURITY                                               RATE      MATURITY             PAR VALUE        VALUE
--------------------------------------------------   --------   ----------           -----------   -------------
BONDS AND NOTES - 87.4%
ASSET BACKED - 0.1%
Household Automotive Trust 2003-1 A2                   1.300      9/18/06     USD        256,919   $     256,786
                                                                                                   -------------
Total Asset Backed (Cost $ 256,809)                                                                      256,786
                                                                                                   -------------

CORPORATE - 3.0%
BASIC MATERIALS - 0.2%
International Steel Group                              6.500      4/15/14                835,000         835,000
                                                                                                   -------------

COMMUNICATIONS - 0.8%
CSC Holdings, Inc.                                     7.875     12/15/07                420,000         445,725
RH Donnelley Finance Corp. I                           8.875     12/15/10                125,000         141,250
RH Donnelley Finance Corp. I                          10.875     12/15/12                195,000         236,437
Sprint Capital Corp.                                   8.375      3/15/12              1,100,000       1,332,250
Sprint Capital Corp.                                   8.750      3/15/32                870,000       1,104,196
                                                                                                   -------------
                                                                                                       3,259,858
                                                                                                   -------------
CONSUMER CYCLICAL - 0.3%
Mohegan Tribal Gaming Authority                        6.375      7/15/09                670,000         695,125
Yum! Brands, Inc.                                      8.875      4/15/11                450,000         559,512
                                                                                                   -------------
                                                                                                       1,254,637
                                                                                                   -------------

CONSUMER NONCYCLICAL - 0.5%
Aramark Services, Inc.                                 7.000      7/15/06              2,040,000       2,167,143
                                                                                                   -------------

ENERGY - 0.3%
Chesapeake Energy Corp.                                8.125       4/1/11                555,000         607,725
Pemex Project Funding Master Trust                     3.180      6/15/10                515,000         520,408
                                                                                                   -------------
                                                                                                       1,128,133
                                                                                                   -------------
FINANCIAL - 0.6%
Amvescap PLC                                           5.375      2/27/13                245,000         248,794
Chevy Chase Bank FSB                                   6.875      12/1/13                705,000         712,050
Glencore Funding LLC                                   6.000      4/15/14              1,625,000       1,576,003
                                                                                                   -------------
                                                                                                       2,536,847
                                                                                                   -------------

INDUSTRIAL - 0.1%
Allied Waste North America                             8.875       4/1/08                370,000         401,450
                                                                                                   -------------

UTILITIES- 0.2%
AES Corp.                                              8.750      5/15/13                610,000         687,775
                                                                                                   -------------
Total Corporate (Cost $ 11,672,276)                                                                   12,270,843
                                                                                                   -------------

SOVEREIGN BONDS - 2.9%
Banco Nacional de Desenvolvimento Economic             9.622      6/16/08                500,000         512,500
Banque Centrale de Tunisie                             7.375      4/25/12                580,000         655,400
Republic of Brazil                                     7.309      6/29/09                415,000         453,595
Republic of Brazil                                    14.500     10/15/09                855,000       1,102,950
Republic of Colombia                                   9.750      4/23/09                700,000         785,750
Republic of El Salvador                                8.500      7/25/11                510,000         573,087
Republic of El Salvador                                8.250      4/10/32                370,000         368,150
Republic of Panama                                     8.875      9/30/27                500,000         521,250
Republic of Peru                                       4.500       3/7/17                415,000         365,200
Republic of South Africa                               7.375      4/25/12                370,000         417,175
Republic of Turkey                                     9.000      6/30/11                990,000       1,098,900
Republic of Turkey                                    11.500      1/23/12                400,000         498,000
Republic of Venezuela                                  8.500      10/8/14                400,000         391,200
Russian Federation                                    11.000      7/24/18                360,000         469,800
Russian Federation                                    12.750      6/24/28                190,000         288,800
Russian Federation                                     5.000      3/31/30              1,225,000       1,177,531
Ukraine Government                                     5.330       8/5/09                600,000         610,247
United Mexican States                                  9.875       2/1/10                730,000         899,725
United Mexican States                                  5.875      1/15/14                575,000         583,913
                                                                                                   -------------
Total Sovereign Bonds (Cost $11,602,861)                                                              11,773,173
                                                                                                   -------------

YANKEE BOND - 1.0%
Amvescap PLC                                           5.900      1/15/07                250,000         263,841
British Sky Broadcasting PLC                           7.300     10/15/06              1,035,000       1,113,983
HBOS PLC                                               5.375      11/1/13              1,575,000       1,599,342
Petronas Capital Ltd.                                  7.875      5/22/22                430,000         514,212
Royal Caribbean Cruises Ltd.                           8.250       4/1/05                225,000         230,906
Salomon Brothers AF for OAO Siberian Oil Co.          10.750      1/15/09                485,000         515,312
                                                                                                   -------------
Total Yankee Bonds (Cost $4,087,527)                                                                   4,237,596
                                                                                                   -------------

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

SECURITY                                               RATE      MATURITY             PAR VALUE         VALUE
--------------------------------------------------   --------   ----------           -----------   -------------
U.S. TREASURY OBLIGATIONS - 2.2%
TREASURY NOTES - 2.2%
U.S. Treasury Note                                     6.250      5/15/30              1,720,000       2,041,425
U.S. Treasury Note                                     5.625      5/15/08                245,000         266,428
U.S. Treasury Note                                     4.000     11/15/12                615,000         617,979
U.S. Treasury Note                                     3.250      8/15/08              5,810,000       5,837,464
                                                                                                   -------------
Total U.S. Treasury Obligations (Cost $8,549,659)                                                      8,763,296
                                                                                                   -------------

FOREIGN DENOMINATED - 78.2%
AUSTRALIA - 4.2%
Australian Government Bond                             5.750      6/15/11     AUD     13,665,000      10,132,161
Australian Government Bond                             6.500      5/15/13              8,560,000       6,678,951
                                                                                                   -------------
                                                                                                      16,811,112
                                                                                                   -------------
CANADA - 0.4%
Canadian Pacific Railway Ltd                           4.900      6/15/10     CAD      2,000,000       1,591,262
                                                                                                   -------------
                                                                                                       1,591,262
                                                                                                   -------------
DENMARK -2.8%
Denmark Government Bond                                4.000     11/15/04     DKK     53,200,000       8,908,126
Realkredit Danmark A/S                                 4.000       1/1/06             13,965,000       2,373,679
                                                                                                   -------------
                                                                                                      11,281,805
                                                                                                   -------------
EUR - 60.4%
Allied Domecq Financial Services PLC                   5.875      6/12/09     EUR        370,000         503,074
Autostrade SpA                                         2.552       6/9/11                900,000       1,123,787
Bank of America Corp.                                  4.625      2/18/14                780,000         989,169
Barclays BAnk PLC                                      7.500     12/15/10                350,000         513,189
Belgium Government Bond                                4.250      9/28/13             14,290,000      18,138,742
Bombardier, Inc. 144A                                  5.750      2/22/08              1,020,000       1,198,513
Bonos Y Oblig Del Estado                               4.950      7/30/05              9,980,000      12,677,529
Bulgaria Government International Bond                 7.500      1/15/13                110,000         162,643
Bundesobligation                                       5.000      8/19/05             16,415,000      20,880,871
Bundesobligation                                       3.000      4/11/08              1,725,000       2,142,763
Bundesobligation 144                                   3.250      4/17/09              6,310,000       7,855,999
Buoni Poliennali Del Tes                               2.150      9/15/14              1,565,000       1,998,850
Citigroup Inc                                          2.237       6/3/11              1,250,000       1,548,425
Depfa ACS Bank                                         3.875      7/15/13              4,750,000       5,819,158
Deutsche Bundesrepublik                                4.000       1/4/28             20,670,000      26,517,087
Deutsche Republic                                      4.500       1/4/13              4,980,000       6,470,357
Deutsche Republic                                      4.750       7/4/34              8,005,000      10,130,030
Deutsche Telekom International Finance BV              8.125      5/29/12                525,000         814,199
Dexia Municipal Agency                                 5.375      4/26/07              3,755,000       4,957,971
FBG Treasury Europe                                    5.750      3/17/05                750,000         945,713
FCE Bank PLC                                           2.522      6/28/06                880,000       1,087,969
France Government Bond OAT                             3.150      7/25/32              3,714,156       5,519,651
France Telecom                                         7.250      1/28/13                685,000       1,011,011
French Treasury Note BTAN                              5.000      1/12/06             15,740,000      20,203,968
GE Capital Euro Funding                                2.198       5/4/11              1,260,000       1,561,395
General Motors Accpetance Corp.                        3.710       7/5/05                865,000       1,086,660
General Motors Corp.                                   8.375       7/5/33                410,000         568,522
HBOS PLC                                               6.050     11/23/49                390,000         538,607
Hellenic Republic                                      4.500      5/20/14              2,900,000       3,690,374
Hilton Group Finance PLC                               6.500      7/17/09                565,000         782,781
HJ Heinz BV                                            5.125      4/10/06                550,000         707,668
Honeywell Holding BV                                   5.250     12/20/06                405,000         523,238
Household Finance Corp.                                6.500       5/5/09                335,000         467,384
Inco                                                  15.750      7/15/06                796,000       1,597,119
International Paper Co.                                5.375      8/11/06                405,000         523,562
Italy Buoni Poliennali Del Tesoro                      4.500       3/1/07             10,675,000      13,813,279
Kappa Beheer BV                                       10.625      7/15/09                365,000         481,071
KFW Group                                              3.500      4/17/09              5,935,000       7,458,548
Lear Corp.                                             8.125       4/1/08                830,000       1,167,217
Morgan Stanley                                         5.750       4/1/09                585,000         793,165
Nalco Co.                                              7.750     11/15/11                490,000         648,868
National Westminster Bank PLC                          6.625      10/5/09                225,000         313,920
Netherlands Government Bond                            5.500      7/15/10             10,000,000      13,746,558
Nordea Bank Sweden AB                                  6.000     12/13/10                610,000         786,510
Parker Hannifin Corp.                                  6.250     11/21/05                200,000         258,480
Pemex Project Funding Master Trust                     6.625       4/4/10                440,000         593,380
Republic of Austria                                    5.625      7/15/07              9,555,000      12,719,368
Sara Lee Corp.                                         6.125      7/27/07                545,000         730,872
Spain Government Bond                                  4.250     10/31/07             11,820,000      15,250,006
Svenska Handelsbanken                                  5.500       3/7/11                600,000         773,300
Teksid Aluminum SpA                                   11.375      7/15/11                180,000         194,699
Telecom Italia Finance SA                              7.250      4/20/11                985,000       1,419,358
Telecom Italia SpA                                     5.375      1/29/19                800,000       1,014,614
Telefonica Europe BV                                   5.125      2/14/13                545,000         718,671

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

SECURITY                                               RATE      MATURITY             PAR VALUE         VALUE
                                                     --------   ----------           -----------   -------------
Telenor ASA                                            5.875      12/5/12              1,100,000       1,520,477
ThyssenKrupp Finance Nederland BV                      7.000      3/19/09                420,000         581,971
Tyco International Group SA                            5.500     11/19/08                760,000       1,010,188
Valentia Telecommunications Ltd                        7.250      8/15/13                600,000         794,533
Veolia Environnement                                   5.875      6/27/08                525,000         708,156
West LB Covered Bank PLC                               4.000      3/25/14                800,000         983,559
                                                                                                   -------------
                                                                                                     243,738,746
                                                                                                   -------------
SINGAPORE - 2.6%
Singapore Government Bond                              3.500       7/1/12     SGD     17,235,000      10,603,045
                                                                                                   -------------

UNITED KINGDOM - 7.8%
TSY                                                    4.000       3/7/09     GBP      8,255,000      14,509,728
TSY                                                    4.250       6/7/32              2,940,000       5,010,010
UK Gilt                                                8.000      9/27/13              5,290,000      11,762,389
                                                                                                   -------------
                                                                                                      31,282,127
                                                                                                   -------------
Total Foreign Denominated (Cost $ 310,996,620)                                                       315,308,097
                                                                                                   -------------
Total Bonds And Notes (Cost $330,448,480)                                                            352,609,791
                                                                                                   -------------

PURCHASE OPTIONS - 0.3%                                                               CONTRACTS         VALUE
                                                                                     -----------   -------------
USD CALL, Strike Price 104.2.093, 10/13/04                                               196,650         543,092
USD PUT EUR CALL, Strike Price 1.25, 11/18/04                                         15,000,000         166,500
USD PUT EUR CALL, Strike Price 1.27, 11/29/04                                          5,820,000          38,412
USD PUT EUR CALL, Strike Price 1.34, 11/29/04                                          5,820,000         357,930
USD PUT JPY CALL, Strike Price 105 9/28/04                                             7,380,000          46,679
                                                                                                   -------------
TOTAL PURCHASED OPTIONS (COST $790,520)                                                                1,152,613
                                                                                                   =============

SHORT TERM INVESTMENTS - 6.5%
U.S. GOVERNMENT - 2.0%
United States Treasury Bill**+                        1.370      10/28/04     USD      8,000,000       7,991,420
United States Treasury Bill**+                        1.000      12/16/04                300,000         298,999
                                                                                                   -------------
                                                                                                       8,290,419
                                                                                                   -------------
INVESTMENT COMPANIES - 4.5%
Dreyfus Institutional Preferred Plus ++               1.690       10/1/04             18,000,000      18,000,000
                                                                                                   -------------
Total Short Term Investments - (Cost $ 26,290,419)                                                    26,290,419
                                                                                                   -------------

TOTAL INVESTMENTS - 94.2% (COST $338,077,559)                                                      $ 380,052,823

OTHER ASSETS, LESS LIABILITIES - 5.8%                                                                 23,312,971
                                                                                                   -------------

NET ASSETS - 100.0%                                                                                $ 403,365,794
                                                                                                   =============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD-Australian Dollar
CAD-Canadian Dollar
DKK-Danish Krone
EUR-Euro
FLIRB-Front Loaded Interest Reduction Bond
GBP-British Pound
SGD-Singapore Dollar
(a) Variable Rate Security; rate indicated is as if 9/30/2004.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
+ Denotes all or part of security segregated as collateral.
++Affiliated fund that is available only to investment companies and other accounts managed by Standish Mellon. The effective yield is 1.00. A complete listing of the fund's holdings as of its most recent fiscal year end is available.
** Rate noted is yield to maturity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

                         LOCAL PRINCIPAL   CONTRACT VALUE                    AGGREGATE FACE    UNREALIZED
CONTRACTS TO DELIVER           AMOUNT            DATE           VALUE             AMOUNT       GAIN/(LOSS)
----------------------   ---------------   --------------   --------------   --------------   ------------
Australian Dollar            7,740,000        10/22/04      $   5,619,177     $   5,322,798   $   (296,379)
Australian Dollar           22,650,000        12/15/04         16,360,004        15,596,790       (763,214)
Candaian Dollar              2,150,000        12/15/04          1,702,917         1,664,151        (38,766)
Danish Krone                79,780,000        12/15/04         13,329,769        12,928,380       (401,389)
Euro                       215,249,000        12/15/04        267,547,905       262,120,048     (5,427,857)
British Pound Sterling      17,870,000        12/15/04         32,178,307        31,711,149       (467,158)
Singapore Dollar            19,035,000        12/15/04         11,317,266        11,215,531       (101,735)
                                                            -------------     -------------   ------------
TOTAL                                                       $ 348,055,345     $ 340,558,847   $ (7,496,498)
                                                            =============     =============   ============


                         LOCAL PRINCIPAL   CONTRACT VALUE                    AGGREGATE FACE    UNREALIZED
CONTRACTS TO RECEIVE         AMOUNT            DATE             VALUE            AMOUNT       GAIN/(LOSS)
----------------------   ---------------   --------------   -------------    --------------   -----------
Euro                        21,720,000        12/15/04      $  26,997,294     $ 26,661,609     $ 335,685
New Zealand Dollar             479,261        10/22/04            323,649          310,940        12,709
                                                            -------------     ------------     ---------
TOTAL                                                       $  27,320,943     $ 26,972,549     $ 348,394
                                                            =============     ============     =========

FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS:

                                                                                                UNREALIZED
CONTRACTS TO DELIVER       VALUE       IN EXCHANGE FOR         VALUE      CONTRACT VALUE DATE   GAIN/(LOSS)
                       ------------   ------------------   ------------   -------------------   -----------
New Zealand Dollar     $ 11,606,565   Australian Dollar    $ 11,227,463         10/22/04        $ (379,102)
Australian Dollar         5,619,177   New Zealand Dollar      5,524,406         10/22/04           (94,771)
                       ------------                        ------------                         ----------
                       $ 17,225,742                        $ 16,751,869                         $ (473,873)
                       ============                        ============                         ==========

SECURITY                                        CONTRACT     VALUE
                                                --------   ---------
USD CALL, Strike Price 104.546, 10/13/04            1        143,751
                                                           ---------
Total (premiums received $110,616)                           143,751
                                                           =========

WRITTEN CURRENCY OPTIONS:

SECURITY                                        CONTRACT     VALUE
                                                --------   ---------
USD PUT EUR CALL, Strike Price 1.32, 11/18/04      1       $   9,000
USD PUT CAD CALL, Strike Price 1.27, 11/29/04      1         105,924
USD PUT EUR CALL, Strike Price 1.34, 11/29/04      1           3,492
USD PUT JPY CALL, Strike Price 100, 1/11/05        1          11,808
                                                           ---------
Total (premiums received $196,197)                         $ 130,224
                                                           =========

FUTURES CONTRACTS:

CONTRACT                           POSITION   EXPIRATION   UNDERLYING FACE   UNREALIZED LOSS
                                                 DATE      AMOUNT AT VALUE
                                   --------   ----------   ---------------   ---------------
U.S. 5 Year Note (205 Contracts)     Short     12/17/04     $ 22,703,750      $   (157,993)
U.S. 10 Year Note (45 Contracts)     Short     12/20/04        5,068,125        (74,741.00)
                                                            ------------      ------------
                                                            $ 27,771,875      $   (232,734)
                                                            ============      ============

WRITTEN CALL OPTIONS TRANSACTIONS

                                   NUMBER OF CONTRACTS   PREMIUMS
                                   -------------------   --------
Outstanding, beginning of period            0                   -
Options written                             1             110,616
Options expired                             0                   0
Options closed                              0                   -
                                   -------------------   --------
Outstanding, end of period                  1             110,616
                                   ===================   ========

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                          RATE    MATURITY           PAR VALUE        VALUE
----------------------------------------------   ------   --------         -------------   -----------
BONDS AND NOTES - 86.4%
ASSET BACKED - 0.1%
Household Automotive Trust 2003-1 A2              1.300    9/18/06   USD         29,393    $     29,378       29,378.00     0.1%
                                                                                           ------------
Total Asset Backed ( Cost $ 29,381)

CORPORATE - 2.0%
BASIC MATERIALS - 0.1%
International Steel Group                         6.500    4/15/14               50,000          50,000       50,000.00     0.1%
                                                                                           ------------
COMMUNICATIONS - 0.5%
CSC Holdings, Inc.                                7.875   12/15/07               20,000          21,225
RH Donnelley Finance Corp. I                      8.875   12/15/10                5,000           5,650
RH Donnelley Finance Corp. I                     10.875   12/15/12               10,000          12,125
Salem Communications Corp.                        7.750   12/15/10               15,000          15,825
Sprint Capital Corp.                              8.375    3/15/12               55,000          66,612
Sprint Capital Corp.                              8.750    3/15/32               50,000          63,460
                                                                                           ------------
                                                                                                184,897      184,897.00     0.5%
                                                                                           ------------

CONSUMER CYCLICAL - 0.1%
Mohegan Tribal Gaming Authority                   6.375    7/15/09               20,000          20,750
Yum! Brands, Inc.                                 8.875    4/15/11               25,000          31,084
                                                                                           ------------
                                                                                                 51,834       51,834.00     0.1%
                                                                                           ------------

CONSUMER NONCYCLICAL - 0.6%
Aramark Services, Inc.                            7.000    7/15/06              210,000         223,088      223,088.00     0.6%
                                                                                           ------------

ENERGY - 0.2%
Chesapeake Energy Corp.                           8.125     4/1/11               30,000          32,850
Pemex Project Funding Master Trust                3.180    6/15/10               45,000          45,473
Southern Natural Gas Co.                          8.875    3/15/10               15,000          16,875
                                                                                           ------------
                                                                                                 95,198       95,198.00     0.2%
                                                                                           ------------

FINANCIAL - 0.4%
Amvescap PLC                                      5.375    2/27/13               25,000          25,387
Chevy Chase Bank FSB                              6.875    12/1/13               45,000          45,450
Glencore Funding LLC                              6.000    4/15/14              105,000         101,834
                                                                                           ------------
                                                                                                172,671      172,671.00     0.4%
                                                                                           ------------

UTILITIES - 0.1%
AES Corp.                                         8.750    5/15/13               25,000          28,188       28,188.00     0.1%
                                                                                           ------------
Total Corporate ( Cost $781,493)                                                                805,876      805,876.00     2.0%
                                                                                           ------------
SOVEREIGN BONDS - 2.1%
Banco Nacional de Desenvolvimento Economic        9.622    6/16/08               30,000          30,750
Republic of Brazil                                7.309    6/29/09               35,000          38,255
Republic of Brazil                               14.500   10/15/09               60,000          77,400
Republic of Colombia                              9.750    4/23/09               65,000          72,962
Republic of El Salvador                           8.500    7/25/11               25,000          28,092
Republic of El Salvador                           8.250    4/10/32               25,000          24,875
Republic of Panama                                8.875    9/30/27               40,000          41,700
Republic of Peru                                  4.500     3/7/17               25,000          22,000
Republic of South Africa                          7.375    4/25/12               50,000          56,375
Republic of Turkey                                9.000    6/30/11              120,000         133,200
Republic of Turkey                               11.500    1/23/12               25,000          31,125
Republic of Venezuela                             8.500    10/8/14               45,000          44,010
Russian Federation                               11.000    7/24/18               20,000          26,100
Russian Federation                               12.750    6/24/28               10,000          15,200
Russian Federation                                5.000    3/31/30              110,000         105,738
United Mexican States                             9.875     2/1/10               35,000          43,138
United Mexican States                             5.875    1/15/14               45,000          45,698
                                                                                           ------------
Total Sovereign Bond ( Cost $ 1,457,074)                                                        836,618      836,618.00     2.1%
                                                                                           ------------

YANKEE BONDS - 0.9%
Amvescap PLC                                      5.900    1/15/07               25,000          26,384
Banque Centrale de Tunisie                        7.375    4/25/12               30,000          33,900
British Sky Broadcasting PLC                      7.300   10/15/06               70,000          75,342
HBOS PLC                                          5.375    11/1/13              155,000         157,396
Royal Caribbean Cruises Ltd.                      8.250     4/1/05               15,000          15,394
Salomon Brothers AF for OAO Siberian Oil Co.     10.750    1/15/09               30,000          31,875
                                                                                           ------------
Total Yankee Bonds ( Cost $273,490)                                                             340,291      340,291.00     0.8%
                                                                                           ------------

FOREIGN DENOMINATED - 79.7%
AUSTRALIA - 3.8%
Australian Government Bond                        5.750    6/15/11   AUD     1, 080,000         800,786
Australian Government Bond                        6.500    5/15/13              920,000         717,831
                                                                                           ------------
                                                                                              1,518,617    1,518,617.00    3.79%
                                                                                           ------------

CANADA - 0.2%
Canadian Pacific Railway Ltd                      4.900    6/15/10   CAD         95,000          75,585       75,585.00    0.19%
                                                                                           ------------

DENMARK - 1.6%
Denmark Government Bond                           4.000   11/15/04   DKK     3, 080,000         515,734
Realkredit Danmark A/S                            4.000     1/1/06              735,000         124,930
                                                                                           ------------
                                                                                                640,664      640,664.00    1.60%
                                                                                           ------------

EURO - 64.2%                                                         EUR
Allied Domecq Financial Services PLC              5.875    6/12/09               20,000          27,193
Austria Government Bond                           5.750    4/11/07              710,000         943,858

SECURITY                                          RATE    MATURITY           PAR VALUE        VALUE
----------------------------------------------   ------   --------         -------------   -----------
Autostrade SpA                                    2.552     6/9/11              200,000         249,730
Bank of America Corp.                             4.625    2/18/14              125,000         158,521
Barclays BAnk PLC                                 7.500   12/15/10               20,000          29,325
Belgium Government Bond                           4.250    9/28/13              675,000         856,799
Bombardier, Inc. 144A                             5.750    2/22/08              100,000         117,501
Bonos Y Oblig del Estado                          4.950    7/30/05           1, 695,000       2,153,147
Bundesobligation                                  5.000    5/20/05           1, 935,000       2,446,284
Bundesobligation                                  5.000    8/19/05              760,000         966,766
Bundesobligation                                  4.500    8/17/07           1, 350,000       1,754,746
Bundesobligation                                  3.000    4/11/08              100,000         124,218
Bundesobligation 144                              3.250    4/17/09              520,000         647,404
Buoni Poliennali Del Tes                          2.150    9/15/14              100,000         127,722
Citigroup Inc                                     2.237     6/3/11              110,000         136,261
Depfa ACS Bank                                    3.875    7/15/13              450,000         551,289
Deutsche Bundesrepublik                           5.000     7/4/11              235,000         315,885
Deutsche Bundesrepublik                           4.000     1/4/28              725,000         930,087
Deutsche Republic                                 4.500     1/4/13              750,000         974,451
Deutsche Republic                                 4.750     7/4/34              800,000       1,012,370
Deutsche Telekom International Finance BV         8.125    5/29/12               55,000          85,297
Dexia Municipal Agency                            5.375    4/26/07              360,000         475,331
Eurohypo AG 144A                                  4.500    1/21/13               50,000          64,343
FBG Treasury Europe                               5.750    3/17/05               40,000          50,438
FCE Bank PLC                                      2.522    6/28/06               75,000          92,725
France Government Bond OAT                        3.150    7/25/32              190,866         283,649
France Telecom                                    7.250    1/28/13               70,000         103,315
French Treasury Note BTAN                         5.000    1/12/06              975,000       1,251,516
GE Capital Euro Funding                           2.198     5/4/11              110,000         136,312
General Motors Accpetance Corp.                   3.710     7/5/05               75,000          94,219
General Motors Corp.                              8.375     7/5/33               60,000          83,198
HBOS PLC                                          6.050   11/23/49               20,000          27,621
Hellenic Republic                                 4.500    5/20/14              455,000         579,007
Hilton Group Finance PLC                          6.500    7/17/09               30,000          41,564
HJ Heinz BV                                       5.125    4/10/06               50,000          64,333
Honeywell Holding BV                              5.250   12/20/06               20,000          25,839
Household Finance Corp.                           6.500     5/5/09               45,000          62,783
Inco                                             15.750    7/15/06              200,000         401,286
International Paper Co.                           5.375    8/11/06               20,000          25,855
Italy Buoni Poliennali Del Tesoro                 4.500     3/1/07           1, 190,000       1,539,841
Kappa Beheer BV                                  10.625    7/15/09               20,000          26,360
KFW Group                                         3.500    4/17/09              415,000         521,533
Lear Corp.                                        8.125     4/1/08               75,000         105,471
Morgan Stanley                                    5.750     4/1/09               30,000          40,675
Nalco Co.                                         7.750   11/15/11               30,000          39,727
National Westminster Bank PLC                     6.625    10/5/09               20,000          27,904
Netherlands Government Bond                       5.500    7/15/10           1, 620,000       2,226,942
Nordea Bank Sweden AB                             6.000   12/13/10               60,000          77,362
Parker Hannifin Corp.                             6.250   11/21/05               10,000          12,924
Pemex Project Funding Master Trust                6.625     4/4/10               20,000          26,972
Republic of Austria                               5.625    7/15/07              445,000         592,372
Sara Lee Corp.                                    6.125    7/27/07               30,000          40,231
Spain Government Bond                             4.250   10/31/07              780,000       1,006,346
Svenska Handelsbanken                             5.500     3/7/11              100,000         128,883
Telecom Italia Finance SA                         7.250    4/20/11              100,000         144,097
Telecom Italia SpA                                5.375    1/29/19              100,000         126,827
Telefonica Europe BV                              5.125    2/14/13               35,000          46,153
Telenet Communications NV                         9.000   12/15/13               60,000          78,521
Telenor ASA                                       5.875    12/5/12               60,000          82,935
ThyssenKrupp Finance Nederland BV                 7.000    3/19/09               25,000          34,641
Tyco International Group SA                       5.500   11/19/08               80,000         106,336
Valentia Telecommunications Ltd                   7.250    8/15/13               40,000          52,969
Veolia Environnement                              5.875    6/27/08               35,000          47,210
West LB Covered Bank PLC                          4.000    3/25/14              100,000         122,945
                                                                                           ------------
                                                                                             25,728,365   25,728,365.00    64.21%
                                                                                           ------------

SINGAPORE - 2.8%
Singapore Government Bond                         3.500     7/1/12   SGD     1, 850,000       1,138,128    1,138,128.00    2.84%
                                                                                           ------------

UNITED KINGDOM - 6.5%                                                GBP
TSY                                               4.000     3/7/09              540,000         949,152
TSY                                               4.250     6/7/32              300,000         511,225
UK Gilt                                           8.000    9/27/13              505,000       1,122,875
                                                                                           ------------
                                                                                              2,583,252    2,583,252.00    6.45%
                                                                                           ------------

UNITED STATES - 0.6%                                                 CHF
Philip Morris Capital Corp.                       4.000    5/31/06              320,000         257,691      257,691.00    0.64%
                                                                                           ------------
Total Foreign Denominated ( Cost $ 30,204,414)                                               31,942,302   31,942,302.00    79.7%
                                                                                           ------------

U.S. TREASURY OBLIGATIONS - 1.6%
U.S. TREASURY NOTES - 1.6%
U.S. Treasury Note                                5.625    5/15/08   USD         60,000          65,248
U.S. Treasury Note                                3.250    8/15/08              300,000         301,418
U.S. Treasury Note                                4.000   11/15/12               25,000          25,121
U.S. Treasury Note                                6.250    5/15/30              225,000         267,047
                                                                                           ------------
Total U.S. Treasury Obligations (Cost $635,045)                                                 658,834      658,834.00    1.6%
                                                                                           ------------
Total Bonds And Notes (Cost $ 32,805,356)                                                    34,613,299   34,613,299.00    86.4%
                                                                                           ------------

PURCHASED OPTIONS - 0.3%                                                   CONTRACT SIZE
                                                                           -------------
U.S. Treasury Note 4.75% Call, Strike Price
102.094, 10/13/2004                                                           19,050.00          52,611

USD Put/EUR Call , Strike Price
1.25, 11/22/2004 (USD)                                                     1,280,000.00          14,208
USD Put/CAD Call , Strike Price
1.27, 11/29/2004 (USD)                                                       510,000.00          31,365
USD Put/EUR Call , Strike Price
1.27, 11/29/2004 (USD)                                                       510,000.00           3,366
USD Put/JPY Call , Strike Price
105, 1/11/2005 (USD)                                                         730,000.00           4,617
                                                                                           ------------
Total Purchased Options ( Cost $72,245)                                                         106,167      106,167.00     0.3%
                                                                                           ------------

SECURITY                                          RATE    MATURITY           PAR VALUE        VALUE
----------------------------------------------   ------   --------         -------------   -----------
SHORT TERM INVESTMENTS - 8.1%
U.S. GOVERNMENT - 4.4%

U.S. Treasury Bill +                             1.430    10/28/04   USD      1,750,000       1,748,123
U.S. Treasury Bill +                             1.640    12/16/04               25,000          24,917
                                                                                           ------------
                                                                                              1,773,040    1,773,040.00    4.42%
                                                                                           ------------

INVESTMENT COMPANIES - 3.7%

Dreyfus Institutional Preferred Plus+            1.690     10/1/04            1,500,000       1,500,000    1,500,000.00    3.74%
                                                                                           ------------
Total Short Term Investments (Cost $3,273,040)                                                3,273,040    3,273,040.00     8.2%
                                                                                           ------------

TOTAL INVESTMENTS - 94.8% (COST $36,122,315)                                               $ 37,992,506   37,992,506.00    94.8%

OTHER ASSETS, LESS LIABILITIES - 5.2%                                                         2,076,540    2,076,540.00     5.2%
                                                                                           ------------

NET ASSETS - 100.0%                                                                        $ 40,069,046   40,069,046.00   100.0%
                                                                                           ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD-Australian Dollar
CAD-Canadian Dollar
CHF-Swiss Franc
DKK-Danish Krone
EUR-Euro
FLIRB-Front Loaded Interest Reduction Bond
GBP-British Pound
PDI-Past Due Interest Bonds
SGD-Singapore Dollar
TRL-Turkisk Lira
(a) Variable Rate Security; rate indicated is as if 9/30/2004.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
+ Denotes all or part of security segregated as collateral.
++Affiliated fund that is available only to investment companies and other accounts managed by Standish Mellon.The effective yield is 1.00. A complete listing of the fund's holdings as of its most recentfiscal year end is available.

WRITTEN OPTIONS:

SECURITY                                                         CONTRACTS    VALUE
---------------------------------------------------------------  ---------   --------
U.S. Treasury Note 4.75% Call, Strike Price 104.547, 10/13/2004      1       $ 13,926
USD Put/JPY Call , Strike Price 105, 9/28/2004 (USD)                 1            768
USD Put/CAD Call , Strike Price 1.27, 11/29/2004 (USD)               1          9,282
USD Put/EUR Call , Strike Price 1.27, 11/29/2004 (USD)               1            306
USD Put/JPY Call , Strike Price 100, 1/11/2005 (USD)                 1          1,168
                                                                             --------
Total (premiums received 2,877)                                              $ 25,450
                                                                             ========

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

                        LOCAL PRINCIPAL   CONTRACT VALUE                  AGGREGATE FACE
CONTRACTS TO RECEIVE        AMOUNT             DATE           VALUE            AMOUNT       UNREALIZED GAIN/(LOSS)
---------------------   ---------------   --------------   ------------   --------------   ----------------------
Canadian Dollar              1,215,000       12/15/04      $    962,346    $    940,439        $      21,907
Danish Krone                   470,000       12/15/04            78,528          76,164             2,364.67
Euro                           920,000       12/15/04         1,143,532       1,123,459            20,073.00
British Pound Sterling         145,000       12/15/04           261,100         259,834             1,265.66
Japanese Yen             1,634,050,000       12/15/04        14,918,892      15,012,418          (93,526.58)
New Zealand Dollar              47,678       10/22/04            32,198          30,933             1,265.00
                                                           ------------    ------------        -------------
TOTAL                                                      $ 17,396,596    $ 17,443,247        $    (46,651)
                                                           ============   ==============       =============

                        LOCAL PRINCIPAL   CONTRACT VALUE                  AGGREGATE FACE
CONTRACTS TO DELIVER        AMOUNT             DATE           VALUE            AMOUNT      UNREALIZED LOSS
                        ---------------   --------------   ------------   --------------   ---------------
Australian Dollar            1,640,000       10/22/04      $  1,184,565    $  1,129,304         $(55,261)
Swiss Franc                    340,000       12/15/04           273,911         268,350        (5,560.81)
Euro                         5,435,000       12/15/04         6,755,538       6,613,979      (141,558.95)
British Pound Sterling         290,000       12/15/04           522,200         513,837        (8,363.22)
Singapore Dollar             2,000,000       12/15/04         1,189,101       1,178,412       (10,689.21)
                                                           ------------    ------------     -------------
TOTAL                                                      $  9,925,315    $  9,703,882     $   (221,433)
                                                           ============   ==============    =============

FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS:

CONTRACTS TO DELIVER     VALUE       IN EXCHANGE FOR        VALUE      CONTRACT VALUE DATE   UNREALIZED LOSS
                      -----------   ------------------   -----------   -------------------   ---------------
New Zealand Dollar    $ 1,159,158    Australian Dollar   $ 1,121,657        10/22/04           $  (37,501)
Australian Dollar         559,014   New Zealand Dollar       549,586        10/22/04            (9,428.00)
                      -----------                        -----------                           ----------
                      $ 1,718,172                        $ 1,671,243                           $  (46,929)
                      ===========                        ===========                           ==========

FUTURES CONTRACTS:

                                                              UNDERLYING FACE
CONTRACT                         POSITION   EXPIRATION DATE   AMOUNT AT VALUE   UNREALIZED LOSS
------------------------------   --------   ---------------   ---------------   ---------------
U.S. 5 Year Note (12 Contracts)   Short         12/4/04        $ (1,329,000)      $  (9,188)
U.S. 10 Year Note (3 Contracts)   Short         12/4/04            (337,875)         (4,969)
                                                               ------------       ---------
                                                               $ (1,666,875)      $ (14,157)
                                                               ============       =========

                                               industry sector          country    Crncy      Floater    Zero Cpn
00130HBA2         00130HBA2 corp cusip         Utilities                US         USD        N          N
03235EAH3         03235EAH3 corp cusip         Financial                EN         USD        N          N
03235EAK6         03235EAK6 corp cusip         Financial                US         USD        N          N
038522AC2         038522AC2 corp cusip         Consumer, Non-cyclical   US         USD        N          N
0430801       S   0430801       S corp cusip   Financial                SW         EUR        N          N
0440316       S   0440316       S corp cusip   Financial                EN         EUR        N          N
0489308       S   0489308       S corp cusip   Government               EN         GBP        N          N
0892188       S   0892188       S corp cusip   Government               EN         GBP        N          N
0955702       S   0955702       S corp cusip   Consumer, Non-cyclical   US         EUR        N          N
105756AJ9         105756AJ9 corp cusip         Government               BZ         USD        N          N
111013AA6         111013AA6 corp cusip         Communications           EN         USD        N          N
126304AC8         126304AC8 corp cusip         Communications           US         USD        N          N
13644ZAL1     O   13644ZAL1     O corp cusip   Industrial               CA         CAD        N          N
165167AS6         165167AS6 corp cusip         Energy                   US         USD        N          N
166779AA6         166779AA6 corp cusip         Financial                US         USD        N          N
2154637       S   2154637       S corp cusip   Basic Materials          US         EUR        N          N
2598945       S   2598945       S corp cusip   Energy                   US         EUR        N          N
3022346       S   3022346       S corp cusip   Financial                SW         EUR        N          N
3061695       S   3061695       S corp cusip   Financial                EN         EUR        Y          N
3144897       S   3144897       S corp cusip   Consumer, Cyclical       EN         EUR        N          N
3149579       S   3149579       S corp cusip   Financial                US         EUR        N          N
3169942       S   3169942       S corp cusip   Consumer, Non-cyclical   EN         EUR        N          N
3242326       S   3242326       S corp cusip   Financial                EN         EUR        N          N
3258516       S   3258516       S corp cusip   Communications           NE         EUR        N          N
3278592       S   3278592       S corp cusip   Government               EN         GBP        N          N
3325250       S   3325250       S corp cusip   Financial                US         EUR        Y          N
3393699       S   3393699       S corp cusip   Financial                IR         EUR        N          N
378272AA6         378272AA6 corp cusip         Financial                US         USD        N          N
3926479K1     O   3926479K1     O corp cusip   #N/A Sec                 #N/A Sec   #N/A Sec   #N/A Sec   #N/A Sec
4041A2AG9         4041A2AG9 corp cusip         Financial                EN         USD        N          N
4230814       S   4230814       S corp cusip   Government               RU         USD        N          N
4317795       S   4317795       S corp cusip   Government               GE         EUR        N          N
44179CBE5         44179CBE5 corp cusip         Asset Backed Securities  US         USD        N          #N/A N Ap
4460655       S   4460655       S corp cusip   #N/A Sec                 #N/A Sec   #N/A Sec   #N/A Sec   #N/A Sec
460377AA2         460377AA2 corp cusip         Basic Materials          US         USD        N          N
4656669       S   4656669       S corp cusip   Government               FR         EUR        N          N
4716563       S   4716563       S corp cusip   Industrial               US         EUR        N          N
5215025       S   5215025       S corp cusip   Government               PE         USD        N          N
5233748       S   5233748       S corp cusip   Government               AS         EUR        N          N
5262311       S   5262311       S corp cusip   Government               AS         EUR        N          N
5335989       S   5335989       S corp cusip   Government               PN         USD        N          N
5387106       S   5387106       S corp cusip   Financial                DE         DKK        N          N
5481592       S   5481592       S corp cusip   Government               BZ         USD        Y          N
5485743       S   5485743       S corp cusip   Government               RU         USD        N          N
5510797       S   5510797       S corp cusip   Government               RU         USD        N          N
5657531       S   5657531       S corp cusip   Government               GE         EUR        N          N
5670691       S   5670691       S corp cusip   Government               CO         USD        N          N
5744693       S   5744693       S corp cusip   Basic Materials          US         EUR        N          N
5868247       S   5868247       S corp cusip   Government               NE         EUR        N          N
5881299       S   5881299       S corp cusip   Government               MX         USD        N          N
5911464       S   5911464       S corp cusip   Industrial               NE         EUR        N          N
5926877       S   5926877       S corp cusip   Consumer, Non-cyclical   NE         EUR        N          N
5948718       S   5948718       S corp cusip   Financial                FR         EUR        N          N
5979730       S   5979730       S corp cusip   Government               SP         EUR        N          N
5981315       S   5981315       S corp cusip   Government               GE         EUR        N          N
608328AM2         608328AM2 corp cusip         Consumer, Cyclical       US         USD        N          N
6136244       S   6136244       S corp cusip   Government               AU         AUD        N          N
6261083       S   6261083       S corp cusip   Government               AU         AUD        N          N
6535625       S   6535625       S corp cusip   Government               SI         SGD        N          N
7052101       S   7052101       S corp cusip   Industrial               CA         EUR        N          N
706451AP6         706451AP6 corp cusip         Energy                   US         USD        Y          N
7081785       S   7081785       S corp cusip   Consumer, Non-cyclical   NE         EUR        N          N
7095247       S   7095247       S corp cusip   Communications           LX         EUR        N          N
7130557       S   7130557       S corp cusip   Government               GE         EUR        N          N
7147461       S   7147461       S corp cusip   Utilities                FR         EUR        N          N
7160156       S   7160156       S corp cusip   Consumer, Non-cyclical   US         CHF        N          N
7176067       S   7176067       S corp cusip   Government               EL         USD        N          N
7212187       S   7212187       S corp cusip   Government               IT         EUR        N          N
7243499       S   7243499       S corp cusip   Consumer, Cyclical       US         EUR        N          N
7249077       S   7249077       S corp cusip   Industrial               LX         EUR        N          N
7251533       S   7251533       S corp cusip   Financial                EN         EUR        N          N
7269406       S   7269406       S corp cusip   Industrial               NE         EUR        N          N
7291915       S   7291915       S corp cusip   Government               TU         USD        N          N
7310843       S   7310843       S corp cusip   Government               DE         DKK        N          N
7324736       S   7324736       S corp cusip   Basic Materials          NE         EUR        N          N
7338157       S   7338157       S corp cusip   Government               GE         EUR        N          N
7349610       S   7349610       S corp cusip   Financial                TN         USD        N          N
7350269       S   7350269       S corp cusip   Financial                US         EUR        N          N
7351745       S   7351745       S corp cusip   Government               SA         USD        N          N
7351778       S   7351778       S corp cusip   Government               EL         USD        N          N
7375466       S   7375466       S corp cusip   Communications           NE         EUR        N          N
7441709       S   7441709       S corp cusip   Government               SP         EUR        N          N
7453317       S   7453317       S corp cusip   Government               FR         EUR        N          N
749564AA8         749564AA8 corp cusip         Communications           US         USD        N          N
749564AC4         749564AC4 corp cusip         Communications           US         USD        N          N
7516317       S   7516317       S corp cusip   Communications           NO         EUR        N          N
7520738       S   7520738       S corp cusip   Energy                   GE         USD        N          N
7532432       S   7532432       S corp cusip   Government               GE         EUR        N          N
7535033       S   7535033       S corp cusip   Communications           FR         EUR        N          N
7535668       S   7535668       S corp cusip   Financial                GE         EUR        N          N
7538526       S   7538526       S corp cusip   Government               BE         EUR        N          N
7540509       S   7540509       S corp cusip   Government               GE         EUR        N          N
7592050       S   7592050       S corp cusip   Government               GE         EUR        N          N
7598263       S   7598263       S corp cusip   Financial                IR         EUR        N          N
7623110       S   7623110       S corp cusip   Consumer, Cyclical       US         EUR        N          N
7742424       S   7742424       S corp cusip   Communications           BE         EUR        N          N
7751345       S   7751345       S corp cusip   Communications           IT         EUR        N          N
7772410       S   7772410       S corp cusip   Financial                GE         EUR        N          N
7772841       S   7772841       S corp cusip   Government               GE         EUR        N          N
7777608       S   7777608       S corp cusip   Financial                US         EUR        N          N
7778593       S   7778593       S corp cusip   Government               IT         EUR        N          N
780153AC6         780153AC6 corp cusip         Consumer, Cyclical       LR         USD        N          N
79409PAD7         79409PAD7 corp cusip         Communications           US         USD        N          N
843452BB8         843452BB8 corp cusip         Energy                   US         USD        N          N
852060AS1         852060AS1 corp cusip         Communications           US         USD        N          N
852060AT9         852060AT9 corp cusip         Communications           US         USD        N          N
895953AD9         895953AD9 corp cusip         Consumer, Cyclical       US         USD        N          N
912810FM5         912810FM5 corp cusip         Government               US         USD        N          N
9128274F6         9128274F6 corp cusip         Government               US         USD        N          N
912828AP5         912828AP5 corp cusip         Government               US         USD        N          N
912828BG4         912828BG4 corp cusip         Government               US         USD        N          N
960561AA6     O   960561AA6     O corp cusip   Financial                IR         EUR        N          N
B00XQW2       O   B00XQW2       O corp cusip   Financial                IR         EUR        Y          N
B01B0L2       O   B01B0L2       O corp cusip   Financial                US         EUR        Y          N
B01BWJ4       S   B01BWJ4       S corp cusip   Consumer, Non-cyclical   IT         EUR        Y          N
B01LZ62       S   B01LZ62       S corp cusip   Government               BZ         USD        Y          N
B01QHB6       O   B01QHB6       O corp cusip   Government               TU         USD        N          N
B02FG93       S   B02FG93       S corp cusip   Government               MX         USD        N          N
B032273       S   B032273       S corp cusip   Government               VZ         USD        N          N

111945      00130HBA2                           L         25,000.00    9/30/04
111945      03235EAH3                           L         26,246.22    9/30/04
111945      03235EAK6                           L         25,017.91    9/30/04
111945      038522AC2                           L        223,295.51    9/30/04
111945      0430801S                            X         77,293.09    9/30/04
111945      0440316S                            X         21,173.29    9/30/04
111945      0489308S                            X        504,605.72    9/30/04
111945      0892188S                            X      1,119,883.96    9/30/04
111945      0955702S                            X         30,216.01    9/30/04
111945      105756AJ9                           L         74,909.80    9/30/04
111945      111013AA6                           L         74,035.47    9/30/04
111945      111111200410010016900200409300008   S      1,500,000.00    9/30/04
111945      126304AC8                           L         19,828.80    9/30/04
111945      13644ZAL1O                          X         69,851.22    9/30/04
111945      165167AS6                           L         31,053.56    9/30/04
111945      166779AA6                           L         45,776.39    9/30/04
111945      2154637S                            X         34,992.00    9/30/04
111945      2598945S                            X         21,142.96    9/30/04
111945      3022346S                            X        128,764.28    9/30/04
111945      3061695S                            X         90,286.79    9/30/04
111945      3144897S                            X         30,381.47    9/30/04
111945      3149579S                            X         26,081.42    9/30/04
111945      3169942S                            X         19,745.08    9/30/04
111945      3242326S                            X         18,051.10    9/30/04
111945      3258516S                            X         38,923.96    9/30/04
111945      3278592S                            X        940,099.52    9/30/04
111945      3325250S                            X         91,722.07    9/30/04
111945      3393699S                            X         45,888.00    9/30/04
111945      378272AA6                           L        104,249.25    9/30/04
111945      3926479K1O                          X        563,096.96    9/30/04
111945      4041A2AG9                           L        152,156.57    9/30/04
111945      4230814S                            X        100,424.12    9/30/04
111945      4317795S                            X        943,131.99    9/30/04
111945      44179CBE5                           L         29,380.65    9/30/04
111945      4460655S                            X        374,758.08    9/30/04
111945      460377AA2                           L         49,548.00    9/30/04
111945      4656669S                            X      1,160,103.15    9/30/04
111945      4716563S                            X          8,831.97    9/30/04
111945      5215025S                            X         23,135.87    9/30/04
111945      5233748S                            X        723,361.41    9/30/04
111945      5262311S                            X        585,542.50    9/30/04
111945      5335989S                            X         40,934.61    9/30/04
111945      5387106S                            X        107,091.13    9/30/04
111945      5481592S                            X         30,066.94    9/30/04
111945      5485743S                            X         16,561.25    9/30/04
111945      5510797S                            X         29,069.49    9/30/04
111945      5657531S                            X        919,324.17    9/30/04
111945      5670691S                            X         72,678.17    9/30/04
111945      5744693S                            X         19,676.70    9/30/04
111945      5868247S                            X      2,075,974.80    9/30/04
111945      5881299S                            X         41,708.05    9/30/04
111945      5911464S                            X         19,923.84    9/30/04
111945      5926877S                            X         36,162.24    9/30/04
111945      5948718S                            X        438,201.40    9/30/04
111945      5979730S                            X      2,101,283.35    9/30/04
111945      5981315S                            X      2,395,472.09    9/30/04
111945      608328AM2                           L         20,000.00    9/30/04
111945      6136244S                            X        795,746.70    9/30/04
111945      6261083S                            X        673,002.13    9/30/04
111945      6535625S                            X      1,124,480.02    9/30/04
111945      7052101S                            X        118,311.19    9/30/04
111945      706451AP6                           L         44,949.60    9/30/04
111945      7081785S                            X         49,152.41    9/30/04
111945      7095247S                            X        131,319.35    9/30/04
111945      7130557S                            X        308,860.81    9/30/04
111945      7147461S                            X         34,382.69    9/30/04
111945      7160156S                            X        263,885.79    9/30/04
111945      7176067S                            X         27,517.94    9/30/04
111945      7212187S                            X      1,424,704.18    9/30/04
111945      7243499S                            X         95,459.71    9/30/04
111945      7249077S                            X         91,527.12    9/30/04
111945      7251533S                            X         22,846.69    9/30/04
111945      7269406S                            X         19,487.54    9/30/04
111945      7291915S                            X         31,983.12    9/30/04
111945      7310843S                            X        401,862.55    9/30/04
111945      7324736S                            X         28,174.18    9/30/04
111945      7338157S                            X      1,710,831.42    9/30/04
111945      7349610S                            X         32,283.73    9/30/04
111945      7350269S                            X         58,738.83    9/30/04
111945      7351745S                            X         55,074.99    9/30/04
111945      7351778S                            X         25,310.29    9/30/04
111945      7375466S                            X         83,214.85    9/30/04
111945      7441709S                            X        848,805.57    9/30/04
111945      7453317S                            X        182,283.75    9/30/04
111945      749564AA8                           L          5,000.00    9/30/04
111945      749564AC4                           L         10,000.00    9/30/04
111945      7516317S                            X         69,004.55    9/30/04
111945      7520738S                            X         33,258.46    9/30/04
111945      7532432S                            X        949,083.76    9/30/04
111945      7535033S                            X         99,948.43    9/30/04
111945      7535668S                            X         52,802.11    9/30/04
111945      7538526S                            X        786,772.31    9/30/04
111945      7540509S                            X        990,670.46    9/30/04
111945      7592050S                            X        121,757.63    9/30/04
111945      7598263S                            X        533,797.94    9/30/04
111945      7623110S                            X         76,206.60    9/30/04
111945      7742424S                            X         76,534.35    9/30/04
111945      7751345S                            X        120,679.54    9/30/04
111945      7772410S                            X        519,370.71    9/30/04
111945      7772841S                            X        640,294.26    9/30/04
111945      7777608S                            X        156,103.65    9/30/04
111945      7778593S                            X        126,684.94    9/30/04
111945      780153AC6                           L         15,014.06    9/30/04
111945      79409PAD7                           L         15,000.00    9/30/04
111945      843452BB8                           L         14,807.70    9/30/04
111945      852060AS1                           L         61,464.24    9/30/04
111945      852060AT9                           L         57,867.98    9/30/04
111945      895953AD9                           L         28,633.60    9/30/04
111945      912795200410280014900200404290002   S      1,748,123.13    9/30/04
111945      912795200412160016400200406170002   S         24,916.56    9/30/04
111945      912810FM5                           L        246,876.53    9/30/04
111945      9128274F6                           L         65,426.93    9/30/04
111945      912828AP5                           L         25,319.67    9/30/04
111945      912828BG4                           L        297,421.67    9/30/04
111945      960561AA6O                          X        122,595.64    9/30/04
111945      993USD6332004101020931              O         21,431.25    9/30/04
111945      993USD6412004101045460              O        (10,715.63)   9/30/04
111945      AUD0000                             C              5.15    9/30/04
111945      AUD2004-10-2223094000000326B        E        737,308.84    9/30/04
111945      AUD2004-10-2223094000000335B        E        363,796.00    9/30/04
111945      AUD2004-10-2223094000000397S        E       (530,371.97)   9/30/04
111945      AUD2004-12-1523094000000367S        E     (1,129,304.00)   9/30/04
111945      AUD8044                             R         29,078.18    9/30/04
111945      B00XQW2O                            X        133,041.55    9/30/04
111945      B01B0L2O                            X        133,112.00    9/30/04
111945      B01BWJ4S                            X        247,838.67    9/30/04
111945      B01LZ62S                            X         34,749.34    9/30/04
111945      B01QHB6O                            X        129,523.48    9/30/04
111945      B02FG93S                            X         45,606.69    9/30/04
111945      B032273S                            X         42,775.20    9/30/04
111945      CAD0000                             C              0.49    9/30/04
111945      CAD2004-12-1523094000000384B        E        940,438.87    9/30/04
111945      CAD8044                             R          1,043.72    9/30/04
111945      CHF2004-12-1523094000000368S        E       (268,350.43)   9/30/04
111945      CHF8044                             R          3,432.41    9/30/04
111945      DKK0000                             C              2.15    9/30/04
111945      DKK2004-12-1523094000000385B        E         76,163.68    9/30/04
111945      DKK8044                             R         21,118.02    9/30/04
111945      EUR0000                             C         38,916.24    9/30/04
111945      EUR2004-12-1523094000000370S        E     (1,401,181.40)   9/30/04
111945      EUR2004-12-1523094000000388S        E     (4,522,490.00)   9/30/04
111945      EUR2004-12-1523094000000395S        E       (267,711.40)   9/30/04
111945      EUR2004-12-1523094000000400S        E       (110,525.85)   9/30/04
111945      EUR2004-12-1523094000000402S        E       (263,026.70)   9/30/04
111945      EUR2004-12-1523094000000403B        E        231,241.40    9/30/04
111945      EUR2004-12-1523094000000407B        E        497,904.00    9/30/04
111945      EUR2004-12-1523094000000410S        E        (49,044.00)   9/30/04
111945      EUR2004-12-1523094000000415B        E        394,313.60    9/30/04
111945      EUR8044                             R        396,389.02    9/30/04
111945      EUR8045                             R          1,024.21    9/30/04
111945      GBP2004-12-1523094000000383B        E         70,523.40    9/30/04
111945      GBP2004-12-1523094000000408S        E       (442,962.50)   9/30/04
111945      GBP2004-12-1523094000000409S        E        (70,874.00)   9/30/04
111945      GBP2004-12-1523094000000414B        E        189,310.80    9/30/04
111945      GBP8044                             R         22,745.21    9/30/04
111945      JPY2004-12-1523094000000382B        E     14,220,740.40    9/30/04
111945      JPY2004-12-1523094000000416B        E        791,677.92    9/30/04
111945      NZD2004-10-2223094000000326S        E       (737,308.85)   9/30/04
111945      NZD2004-10-2223094000000335S        E       (363,796.00)   9/30/04
111945      NZD2004-10-2223094000000397B        E        530,371.97    9/30/04
111945      NZD2004-10-2223094000000398B        E         30,933.27    9/30/04
111945      OP00125822004110012503              O         20,800.00    9/30/04
111945      OP00125902004110013202              O         (6,912.00)   9/30/04
111945      OP00126242004110013403              O          8,517.00    9/30/04
111945      OP00126322004110012702              O         (2,473.50)   9/30/04
111945      OP00126402004110012703              O          8,466.00    9/30/04
111945      OP00126572004110013402              O         (2,932.50)   9/30/04
111945      OP00126732005011050003              O         13,030.50    9/30/04
111945      OP00126812005011000002              O         (5,292.50)   9/30/04
111945      SGD0000                             C              0.01    9/30/04
111945      SGD2004-12-1523094000000372S        E     (1,178,411.50)   9/30/04
111945      SGD8044                             R          9,481.76    9/30/04
111945      USD0000                             C      1,827,602.69    9/30/04
111945      USD009020FVZ04FVZ04                 F      1,319,812.50    9/30/04
111945      USD009020FVZ04FVZ04                 H     (1,319,812.50)   9/30/04
111945      USD009020TYZ04TYZ04                 F        332,906.25    9/30/04
111945      USD009020TYZ04TYZ04                 H      (332,906.25)    9/30/04
111945      USD2004-10-2223094000000398B        E       (30,933.27)    9/30/04
111945      USD2004-12-1523094000000367S        E      1,129,304.00    9/30/04
111945      USD2004-12-1523094000000368S        E        268,350.43    9/30/04
111945      USD2004-12-1523094000000370S        E      1,401,181.40    9/30/04
111945      USD2004-12-1523094000000372S        E      1,178,411.50    9/30/04
111945      USD2004-12-1523094000000382B        E    (14,220,740.40)   9/30/04
111945      USD2004-12-1523094000000383B        E        (70,523.40)   9/30/04
111945      USD2004-12-1523094000000384B        E       (940,438.87)   9/30/04
111945      USD2004-12-1523094000000385B        E        (76,163.68)   9/30/04
111945      USD2004-12-1523094000000388S        E      4,522,490.00    9/30/04
111945      USD2004-12-1523094000000395S        E        267,711.40    9/30/04
111945      USD2004-12-1523094000000400S        E        110,525.85    9/30/04
111945      USD2004-12-1523094000000402S        E        263,026.70    9/30/04
111945      USD2004-12-1523094000000403B        E       (231,241.40)   9/30/04
111945      USD2004-12-1523094000000407B        E       (497,904.00)   9/30/04
111945      USD2004-12-1523094000000408S        E        442,962.50    9/30/04
111945      USD2004-12-1523094000000409S        E         70,874.00    9/30/04
111945      USD2004-12-1523094000000410S        E         49,044.00    9/30/04
111945      USD2004-12-1523094000000414B        E       (189,310.80)   9/30/04
111945      USD2004-12-1523094000000415B        E       (394,313.60)   9/30/04
111945      USD2004-12-1523094000000416B        E       (791,677.92)   9/30/04

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                                           RATE   MATURITY     PAR VALUE        VALUE
---------------------------------------------------------------   -----   --------   -------------   ------------
BONDS AND NOTES - 110.6%
ASSET BACKED - 20.6%
American Express Credit Account Master Trust 2000-2 B             2.110    9/17/07    $   175,000    $    175,074
American Express Master Trust 2002-1 A(a)                         1.830   12/15/05        475,000         475,158
Americredit Automobile Receivables Trust 2001-D A3                2.140    9/12/06          4,707           4,707
BMW Vehicle Owner Trust 2004-A A1                                 1.180    5/25/05        210,285         210,116
BMW Vehicle Owner Trust 2004-A A4                                 3.320    2/25/09        305,000         305,988
Capital Auto Receivables Asset Trust 2004-1 A4                    2.640   11/17/08        300,000         296,098
Capital One Multi-Asset Execution Trust 2002-B1 B1                2.550    7/15/08        625,000         627,563
Capital One Multi-Asset Execution Trust 2004-C1 C1                3.400   11/16/09        260,000         258,128
Capital One Prime Auto Receivables Trust 2004-1 A3                2.020   11/15/07         50,000          49,663
Centex Home Equity 2004-B AF2                                     2.375   12/25/21        150,000         148,496
Chase Credit Card Master Trust                                    1.890    1/15/08        270,000         270,329
Chase Credit Card Master Trust 2002-6 B                           2.110    1/15/08        250,000         250,595
Chase Credit card Master Trust 2002-8 A                           1.820    3/17/08        215,000         215,138
Chase Manhattan Auto Owner Trust 2003-C CTFS                      2.780    6/15/10        225,000         224,014
Chse Credit Card Master Trust 2002-2 C                            2.660    7/16/07        315,000         315,845
Citibank Credit Card Issuance Trust 2001-C3 C3                    6.650    5/15/08        325,000         342,519
Citibank Credit Card issuance Trust 2002-A2 A2                    1.741    2/15/07        480,000         479,945
Citibank Credit Card Master Trust I 1999-7 B                      6.900   11/15/06        350,000         352,157
Countrywide Asset-Backed Certificates 2004-10 2AV1 (a)            2.093    9/15/14        250,000         250,000
Daimler Chrysler Auto Trust 2003-A A4                             2.880    10/8/09        315,000         314,786
Daimler Chrysler Auto Trust 2003-B A4                             2.860     3/9/09        300,000         298,765
Daimler Chrysler Auto Trust 2004-A A4                             2.580     4/8/09        310,000         305,940
Ford Credit Auto Owner Trust 2002-B A4                            4.750    8/15/06        250,000         254,000
Ford Credit Auto Owner Trust 2004-A A4                            3.540   11/15/08        185,000         186,278
Honda Auto Receivables Owner Trust 2003-4 A3                      2.190    5/15/07         80,000          79,708
Honda Auto Receivables Owner Trust 2004-1 A1                      1.139    4/21/05        230,719         230,545
Honda Auto Recivables Owner Trust 2004-1 A3                       2.400    2/21/08        310,000         308,123
Household Credit Card Master Note Trust I 2001 Cl A               1.900    8/15/08        350,000         350,541
Hyundai Auto Receivables Trust                                    3.460    8/15/11        275,000         274,705
John Deere Owner Trust 2004-A A1                                  1.140    5/13/05        334,764         334,487
MBNA Credit Card Master Note Trust 2001-C3 C3                     6.550   12/15/08        225,000         237,080
Morgan Stanley Auto Loan Trust                                    1.330    5/15/06         64,039          63,993
Nissan Auto Receivables Owner Trust 2003-C A4                     2.700   12/17/07        315,000         314,339
Option One Mortgage Loan Trust 2004-3 A2 (a)                      1.983   11/25/34        360,000         360,000
Residential Asset Mortgage Products, Inc. 2003-RS11 AI2           3.047    3/25/25        155,000         154,679
Residential Asset Mortgage Products, Inc., 2004-RS8 AI2           3.810    1/25/26        315,000         314,231
Residential Asset Securities Corporation, 2.17%, 12/25/24         2.170   11/25/24        295,000         290,778
Residential Asset Securties Corp. 2003-KS11 AI1                   2.103    9/25/21        177,314         177,352
USAA Auto Owner Trust 2004-1 A3                                   2.060    4/15/08        300,000         297,224
WFS Financial Owner TR2004-3 B                                    3.510    2/17/12        160,000         159,743
WFS Financial Owner Trust                                         3.170    8/22/11        320,000         318,699
Whole Auto Loan Trust 2003-1 C                                    3.130    3/15/10        208,355         207,841
                                                                                                     ------------
Total Asset Backed (Cost $ 11,138,221)                                                                 11,085,370
                                                                                                     ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1%
Calwest Industrial Trust 2002-CALW A                              6.127    2/15/17        135,000         147,801
Capco America Securitization Corp. 1998-D7 A1B                    6.260   10/15/30        130,000         141,692
Fannie Mae Granto Trust 2001-T6 B                                 6.088    5/25/11        340,000         373,239
FNMA Grantor Trust 2002-T11 A                                     4.769    4/25/12        167,014         172,617
Freddie Mac (Gold) Pool E90006                                    6.000     5/1/17        349,780         366,799

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                                           RATE   MATURITY     PAR VALUE        VALUE
---------------------------------------------------------------   -----   --------   -------------   ------------
GNMA 2003-48 AC                                                   2.712    2/16/20        277,759         271,501
GNMA 2003-72 A                                                    3.206    4/16/18        139,015         137,495
GNMA 2003-88 AC                                                   2.914    6/16/18        140,819         138,416
GNMA 2003-96 B                                                    3.607    8/16/18        310,000         309,156
GNMA 2004-12 A                                                    3.110    1/16/19        287,012         281,908
GNMA 2004-25 AB                                                   1.698   11/16/06        343,712         342,855
GNMA 2004-25 AC                                                   3.377    1/16/23        275,000         271,362
GNMA 2004-43 A                                                    2.822   12/16/19        173,130         169,373
GNMA 2004-51 A                                                    4.145    2/16/18        272,690         275,816
Gnma 2004-57 A                                                    3.022    1/16/19        148,840         146,643
GNMA 2004-67 Cl A                                                 3.648    9/16/17        323,606         323,580
GNMA 2004-77 A                                                    3.402    3/16/20        250,000         247,930
Gnma 2004-9A                                                      3.360    8/16/22        308,895         305,225
GNMA I 410081                                                     8.000    8/15/25         18,395          20,206
GNMA I 414737                                                     8.000   11/15/25         28,869          31,712
GNMA I 422722                                                     8.000    5/15/26          7,093           7,782
GNMA I 430849                                                     8.000   11/15/26         31,720          34,801
Housing Securties, Inc. 1994-2 A1                                 6.500    7/25/09         27,505          27,716
LB Commercial Conduit Mortgage Trust 1999-C1 B                    6.930    6/15/31        120,000         133,813
Lehman Brothers                                                   2.000   10/15/17        599,668         599,648
Mach One Trust 2004-1A                                            3.890    5/28/40        182,239         183,497
                                                                                                     ------------
Total Collateralized Mortgage Obligations (Cost $ 5,480,708)                                            5,462,583
                                                                                                     ------------

CORPORATE - 30.7%
BASIC MATERIALS - 1.2%
Cabot Corp.                                                       5.250     9/1/13        165,000         166,294
Chevron Phillips                                                  7.000    3/15/11        170,000         191,904
ICI Wilmington, Inc.                                              4.375    12/1/08        205,000         207,359
International Paper Co.                                           6.750     9/1/11         90,000         100,289
                                                                                                     ------------
                                                                                                          665,846
                                                                                                     ------------

COMMUNICATIONS - 3.1%
AT&T Wireless Services, Inc.                                      8.750     3/1/31        175,000         229,780
Comcast Corp.                                                     5.500    3/15/11        155,000         161,568
Liberty Media corp.                                               5.700    5/15/13        225,000         222,442
News America Holdings                                             9.250     2/1/13        180,000         231,247
SBC Communications                                                5.625    6/15/16        105,000         107,303
Sprint Capital Corp.                                              8.375    3/15/12        115,000         139,281
Sprint Capital Corp.                                              8.750    3/15/32        150,000         190,379
Time Warner, Inc.                                                 6.750    4/15/11        125,000         138,675
Verizon Global Funding Corp.                                      6.875    6/15/12        145,000         164,363
Verizon Global Funding Corp.                                      7.750    6/15/32         70,000          84,041
                                                                                                     ------------
                                                                                                        1,669,079
                                                                                                     ------------

CONSUMER CYCLICAL - 0.7%
CVS Corp 144A                                                     4.000    9/15/09         50,000          50,021
DaimlerChrysler NA Holding Corp.                                  4.750    1/15/08         85,000          87,540
May Dept Stores                                                   6.650    7/15/24        155,000         160,749
Pulte Homes, Inc.                                                 5.250    1/15/14         80,000          79,655
                                                                                                     ------------
                                                                                                          377,965
                                                                                                     ------------

CONSUMER NON-CYCLICAL - 2.7%
Anthem, Inc.                                                      3.500     9/1/07        250,000         250,039
Aramark Services, Inc.                                            7.000    7/15/06         95,000         100,921
Boston Scientific                                                 5.450    6/15/14        125,000         130,935
Erac USA Finance Co.                                              7.950   12/15/09        130,000         152,039
Kroger Co.                                                        8.050     2/1/10        165,000         193,874

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                                           RATE   MATURITY     PAR VALUE        VALUE
---------------------------------------------------------------   -----   --------   -------------   ------------
Laboratory Corp. of America Holdings                              5.500     2/1/13         85,000          88,327
RR Donnelley & Sons Co.                                           4.950     4/1/14        225,000         222,985
Safeway, Inc.                                                     5.800    8/15/12         40,000          41,883
Safeway, Inc.                                                     4.125    11/1/08        110,000         109,925
Wyeth                                                             5.500     2/1/14        155,000         157,245
                                                                                                     ------------
                                                                                                        1,448,173

                                                                                                     ------------

ENERGY - 1.0%
Amoco Co.                                                         6.500     8/1/07        225,000         245,062
ConocoPhillips Holding Co.                                        6.950    4/15/29         45,000          51,921
Halliburton Co.                                                   5.500   10/15/10         90,000          94,283
XTO Energy, Inc.                                                  7.500    4/15/12        130,000         152,722
                                                                                                     ------------
                                                                                                          543,988
                                                                                                     ------------

FINANCIAL - 16.1%
Ace Ina Holdings, Inc.                                            5.875    6/15/14         80,000          83,579
Allstate Corp.                                                    7.200    12/1/09        125,000         143,632
Amsouth Bank NA                                                   4.850     4/1/13        125,000         125,690
Amvescap PLC                                                      5.375    2/27/13        155,000         157,400
Archstone-Smith                                                   5.625    8/15/14         70,000          72,473
Archstone-Smith Operating Trust                                   5.000    8/15/07         75,000          77,641
Bank of America Corp.                                             7.400    1/15/11        205,000         238,916
Bear Stearns Cos., Inc.                                           4.500   10/28/10         95,000          95,781
Boeing Capital Corp.                                              7.375    9/27/10        125,000         145,227
Boeing Capital Corp.                                              4.750    8/25/08        100,000         104,263
Boston Properties Inc.                                            6.250    1/15/13        170,000         183,417
Branch Banking & Trust Co. Wilson North Carolina                  5.200   12/23/15        315,000         319,964
Caterpillar Financial Service Corp.                               3.100    5/15/07        155,000         154,658
CBA Capital Trust I                                               5.805    6/30/15        125,000         129,381
City National Corp.                                               5.125    2/15/13        150,000         150,976
Credit Suisse First Boston USA, Inc.                              6.125   11/15/11        175,000         190,660
Duke Realty LP                                                    7.750   11/15/09        150,000         174,302
Duke Realty LP                                                    3.500    11/1/07        150,000         150,479
EOP Operating LP                                                  7.000    7/15/11        145,000         162,895
ERP Operating LP                                                  6.625    3/15/12         40,000          44,458
ERP Operating LP                                                  4.750    6/15/09         60,000          61,546
Exxon Capital Corp.                                               6.125     9/8/08        140,000         152,433
First Industrial LP                                               5.250    6/15/09        115,000         118,446
Ford Motor Credit Co.                                             7.875    6/15/10         40,000          44,614
Ford Motor Credit Co.                                             6.500    1/25/07         85,000          90,030
Ford Motor Credit Co.                                             7.250   10/25/11        230,000         248,891
General Electric Capital Corp.                                    6.750    3/15/32         60,000          69,054
General Motors Acceptance Corp.                                   6.875    8/28/12        345,000         358,493
Glencore Funding LLC                                              6.000    4/15/14        170,000         164,874
Goldman Sachs Group Inc.                                          6.875    1/15/11        280,000         316,204
Healthcare Realty Trust, Inc.                                     8.125     5/1/11        135,000         157,769
Household Finance Corp.                                           4.125   12/15/08        280,000         283,192
Jefferies Group, Inc.                                             7.500    8/15/07        195,000         216,616
Jefferies Group, Inc.                                             5.500    3/15/16         25,000          24,957
JP Morgan Chase & Co                                              5.125    9/15/14        290,000         291,555
MassMutual Global Funding II                                      3.800    4/15/09        100,000          99,917
Merrill Lynch & Co                                                4.125    9/10/09        120,000         120,328
Morgan Stanley                                                    4.750     4/1/14        265,000         256,540
National City Corp.                                               6.875    5/15/19        250,000         288,304
Nationwide Mutual Insurance Co.                                   8.250    12/1/31        115,000         142,567
Principal Life Income Funding Trusts                              2.080   10/14/05        210,000         209,948
Prudential Financial, Inc.                                        4.104   11/15/06         85,000          86,414
Prudential Financial, Inc.                                        5.100    9/20/14        190,000         190,164

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                                           RATE   MATURITY     PAR VALUE        VALUE
---------------------------------------------------------------   -----   --------   -------------   ------------
Regions Financial Corp.                                           6.375    5/15/12         90,000          99,726
Simon Property Group LP 144A                                      4.875    8/15/10        115,000         116,562
SLM Corp.                                                         5.000    4/15/15         65,000          64,362
Southtrust Corp.                                                  5.800    6/15/14         80,000          85,061
Suntrust Bank                                                     5.450    12/1/17        100,000         103,364
US Bank National Association                                      6.375     8/1/11        145,000         162,010
Wachovia Corp.                                                    4.875    2/15/14        310,000         308,945
Washingtion Mutual, Inc.                                          4.625     4/1/14        415,000         396,703
Wells Fargo & Co.                                                 6.375     8/1/11        135,000         150,514
Zions Bancorporation                                              6.000    9/15/15        160,000         170,039
Zions Bancorporation                                              2.700     5/1/06        145,000         144,496
                                                                                                     ------------
                                                                                                        8,700,430
                                                                                                     ------------

INDUSTRIAL - 1.7%
Fedex Corp.                                                       2.650     4/1/07        115,000         113,120
Lockheed Martin Corp.                                             8.200    12/1/09        200,000         237,993
Norfolk Southern Corp.                                            6.750    2/15/11         55,000          61,771
Raytheon Co.                                                      5.500   11/15/12         35,000          36,658
Republic Services, Inc.                                           6.750    8/15/11         60,000           67,261
Sealed Air Corp.                                                  5.625    7/15/13         80,000          82,251
Waste Management, Inc.                                            7.000    7/15/28         50,000          55,334
Union Pacific Corp.                                               3.875    2/15/09        150,000         149,259
Waste Management, Inc.                                            6.875    5/15/09         70,000          78,176
Waste Management, Inc.                                            7.375     8/1/10         25,000          28,857
                                                                                                     ------------
                                                                                                          910,680
                                                                                                     ------------

UTILITIES - 4.1%
Appalachain Power Co.                                             5.950    5/15/33         85,000          83,833
Arizona Public Service                                            6.500     3/1/12        105,000         116,568
CenterPoint Energy Houston Electric LLC                           5.750    1/15/14        275,000         291,836
DTE Energy Co.                                                    6.650    4/15/09        100,000         109,187
Dominion Resources, Inc.                                          5.250     8/1/33        180,000         178,974
KeySpan Corp.                                                     4.650     4/1/13         95,000          95,138
Niagara Mohawk Power Corp.                                        7.750    10/1/08         60,000          68,291
Nisource Finance Corp.                                            7.875   11/15/10        110,000         129,991
Oncor Electric Delivery Co.                                       6.375     5/1/12        135,000         149,452
Pacific Gas & Electric Co.                                        3.600     3/1/09         65,000          64,242
Pepco Holdings, Inc.                                              5.500    8/15/07        125,000         130,880
Progress Energy, Inc.                                             7.750     3/1/31        165,000         195,074
Public Service Co. of Colorado                                    4.375    10/1/08        125,000         127,683
Southern California Edison Co.                                    8.000    2/15/07        120,000         132,827
Southern California Edison Co.                                    2.353    1/13/06        200,000         200,776
Wisconsin Electric Power                                          5.625    5/15/33        130,000         130,065
                                                                                                     ------------
                                                                                                        2,204,817
                                                                                                     ------------
Total Corporate (Cost$16,209,612)                                                                      16,520,978
                                                                                                     ============

MUNICIPAL OBLIGATIONS - 0.4%
Sacramento County California Pension Funding                      0.000    7/10/30        250,000         236,385
                                                                                                     ------------
Total Municipal Obligations (Cost$233,548)                                                                236,385
                                                                                                     ------------

SOVEREIGN BONDS - 1.5%
Province of Quebec                                                5.000    7/17/09        115,000         120,875
United Mexican States                                             6.375    1/16/13        175,000         184,625
United Mexican States                                             6.750    9/27/34        300,000         286,800
Republic of South Africa                                          6.500     6/2/14        215,000         229,620
                                                                                                     ------------
Total Sovereign Bonds (Cost$804,350)                                                                      821,920
                                                                                                     ------------

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                                           RATE   MATURITY     PAR VALUE        VALUE
---------------------------------------------------------------   -----   --------   -------------   ------------
YANKEE BONDS - 4.7%
Amvescap PLC                                                      6.600    5/15/05        110,000         112,516
British Sky Broadcasting PLC                                      6.875    2/23/09        125,000         138,147
Deutsche Telekom International Finance BV                         8.500    6/15/10        135,000         161,809
Deutsche Telekom International Finance BV                         8.750    6/15/30        180,000         232,664
Domtar, Inc.                                                      5.375    12/1/13         85,000          84,243
French Telecom                                                    8.500     3/1/11        125,000         149,635
HBOS PLC                                                          5.375    11/1/13        250,000         253,864
National Westminster Bank PLC                                     7.750   10/16/07        345,000         383,647
Northern Rock PLC                                                 5.600    4/30/14         90,000          92,213
Pearson Dollar Finance PLC                                        4.700     6/1/09         90,000          92,251
Permanent Financing PLC 3 1A NCL (a)                              1.818   12/10/04        360,000         359,986
Potash Corp. of Saskatchewan                                      4.875     3/1/13        165,000         165,399
St. George Bank Ltd. 144A                                         5.300   10/15/15        140,000         141,983
Telecom Italia Capital SA                                         4.000   11/15/08        130,000         130,731
                                                                                                     ------------
Total Yankee Bonds (Cost$2,442,366)                                                                     2,499,088
                                                                                                     ------------

NON-AGENCY - 8.9%
PASS THRU SECURITIES - 8.9%
Bear Stearns Commercial Mortgage Securities 2003-T12 A3           4.240    8/13/39        190,000         189,802
Chase Commercial Mortgage Securities Corp. 1997-1 D               7.370    6/19/29        175,000         190,541
Chase Commercial Mortgage Securities Corp. 1997-1 E               7.370    6/19/29        300,000         327,745
Chase Commercial Mortgage Securities Corp. 1997-2 C               6.600   12/19/29         75,000          81,637
DLJ Commercial Mortgage Corp. 1998-CF2 B1                         7.053   11/12/31        215,000         237,344
DLJ Commercial Mortgage Corp. 1999-CG1 A1A                        6.080    3/10/32        309,357         324,362
JP Morgan Commercial Mortgage Finance Corp. 1997-C5 A3            7.088    9/15/29        125,000         134,896
Morgan Stanley Capital I                                          7.356    3/15/30        330,000         363,982
Morgan Stanley Capital I 1998-HF1 C                               6.750    3/15/30        180,000         196,951
Morgan Stanley Capital I 1999-CAM1 A4                             7.020    3/15/32        165,000         185,835
Morgan Stanley Capital I 1999-RM1 A2                              6.710   12/15/31        145,000         160,210
Morgan Stanley Dean Witter Capital I 2001-PPM A2                  6.400    2/15/31        234,368         252,286
Morgan Stanley Dean Witter Capital I 2001-PPM A3                  6.540    2/15/31        150,000         163,632
Mortgage Capital Funding, Inc. 1996-MC1 C                         7.800    6/15/28        410,000         435,815
Mortgage Capital Funding, Inc. 1997-MC2 C                         6.881   11/20/27        310,000         336,986
Mortgage Capital Funding, Inc. 1997-MC2 D                         7.117   11/20/27        350,000         380,780
Structured Asset Mortgage Investments, Inc. 1998-2 B              6.750    4/30/30          9,115           9,094
Washington Mutual 2003-AR10 A5                                    4.090   10/25/33        325,000         322,836
Washington Mutual 2004-AR7 A6                                     3.963    7/25/34        300,000         299,738
Washington Mutual 2004-AR9 A7                                     4.276    8/25/34        210,000         210,945
                                                                                                     ------------
Total Non-Agency (Cost$4,722,289)                                                                       4,805,417
                                                                                                     ------------

U.S. GOVERNMENT AGENCY - 27.2%
PASS THRU SECURITIES - 27.2%
FNAM 633668                                                       6.500     6/1/32        512,933         538,399
FNMA                                                              3.530     7/1/10        171,517         166,832
FNMA                                                              5.000     7/1/18        151,556         154,300
FNMA                                                              5.500     1/1/34        155,361         157,759
FNMA                                                              5.500     1/1/34       244,048          247,814
FNMA (TBA) #                                                      6.500    11/1/19         55,000          57,544
FNMA (TBA) #                                                      5.000    10/1/19        675,000         685,547
FNMA (TBA) #                                                      5.000    10/1/19      2,450,000       2,531,156
FNMA (TBA) #                                                      5.500    10/1/19      1,500,000       1,519,688
FNMA (TBA) #                                                      5.000    10/1/19         25,000          26,188
FNMA (TBA) #                                                      6.000    10/1/19         50,000          51,703
FNMA (TBA) #                                                      6.000    11/1/19      2,625,000       2,704,569
FNMA (TBA) #                                                      6.000    12/1/19        990,000       1,016,606
FNMA (TBA) #                                                      6.500    10/1/19        660,000         692,175
FNMA 254484                                                       6.500    12/1/31         78,078          82,094
FNMA 254485                                                       7.000    11/1/31          7,210           7,661

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                                           RATE   MATURITY     PAR VALUE        VALUE
---------------------------------------------------------------   -----   --------   -------------   ------------
FNMA 357036                                                       7.500     9/1/29          1,937           2,076
FNMA 461030                                                       4.060     6/1/13        125,000         119,526
FNMA 512233                                                       7.500     2/1/29         20,198          21,744
FNMA 617735                                                       6.500     7/1/32         99,094         104,016
FNMA 619191                                                       6.500    12/1/15         81,994          86,923
FNMA 633651                                                       6.000     4/1/17        558,630         586,141
FNMA 633667                                                       6.000     6/1/17        149,097         156,445
FNMA 639393                                                       7.000     6/1/32        296,564         314,601
FNMA 644489                                                       6.500     6/1/32        195,005         204,690
FNMA 644692                                                       7.000     5/1/32        179,075         189,966
FNMA 653112                                                       6.000     7/1/17         56,754          59,549
FNMA 683288                                                       5.500     2/1/33        783,397         796,024
FNMA 739423                                                       5.500    10/1/33        755,390         767,048
FNMA 751816                                                       5.500    10/1/33        562,795         571,480
GNMA                                                              6.500    7/15/32         24,119          25,473
                                                                                                     ------------
Total U.S. Government Agency (Cost$14,581,382)                                                         14,645,737
                                                                                                     ------------

U.S. TREASURY OBLIGATIONS - 6.5%
U.S. Treasury Note                                                6.250    5/15/30      1,602,000       1,901,374
U.S. Treasury Note                                                6.750    5/15/05        100,000         102,867
U.S. Treasury Note                                                7.875   11/15/04         50,000          50,375
U.S. Treasury Note                                                4.000   11/15/12         55,000          55,266
U.S. Treasury Note                                                1.625    3/31/05      1,055,000       1,053,145
U.S. Treasury Note                                                4.250    8/15/13        225,000         228,366
U.S. Treasury Note                                                3.125    4/15/09         85,000          84,426
U.S. Treasury Note                                                2.500    5/31/06         30,000          30,013
                                                                                                     ------------
Total U.S. Treasury Obligations (Cost$3,420,088)                                                        3,505,832
                                                                                                     ------------
Total Bonds and Notes (Cost$59,032,564)                                                                59,583,310
                                                                                                     ============

PURCHASED OPTIONS - 0.1%                                                             CONTRACT SIZE
                                                                                     -------------
U.S. Treasury Note 4.25% Call, Strike Price 101.156, 11/30/2004                            12,650          12,195
U.S. Treasury Note 4.25% Put, Strike Price 99.531, 12/01/2004                              12,600          10,680
U.S. Treasury Note 3.00% Call, Strike Price 101.10, 02/18/2005                             24,750           5,801
                                                                                                     ------------
Total Purchased Options (Cost$52,368)                                                                      28,676
                                                                                                     ------------

SHORT-TERM INVESTMENTS - 5.8%
U.S.GOVERNMENT AGENCY - 5.7%

FNMA Discount Note++                                              1.680   10/14/04        930,000         929,436
FNMA Discount Note++                                              1.690   10/19/04        235,000         234,801
Freddic Mac Discount Note++                                       1.670   11/15/04        325,000         324,317
US Treasury Bill++                                                1.610   11/12/04      1,600,000       1,597,009
                                                                                                     ------------
                                                                                                        3,085,563

                                                                                                     ------------

INVESTMENT COMPANIES - 0.1%

Dreyfus Institutional Preferred Plus +                            1.690    10/1/04         62,732          62,732
                                                                                                     ------------
Total Short Term Investments - (Cost $3,148,296)                                                        3,148,295
                                                                                                     ------------

TOTAL INVESTMENTS -116.5% (COST $62,233,228)                                                         $ 62,760,281
OTHER ASSETS, LESS LIABILITIES - (16.5%)                                                               (8,866,691)
                                                                                                     ------------

NET ASSETS - 100.0%                                                                                  $ 53,893,590
                                                                                                     ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association

GNMA-Government National Mortgage Association
NCL-Non-call
REIT-Real Estate Investment Trust TBA-To Be Announced
(a) Variable Rate Security; rate indicated as of 9/30/04.
(b) Zero coupon security.
+Affiliated fund that is available only to investment companies and other accounts managed by Standish Mellon. The effective yield is 1.00. A complete listing of the fund's holdings as of its most recent fiscal year end is available.
++ Rate noted is yield to maturity # Delayed Delivery contract.
+ Denotes all of part of security pledged as collateral.

================================================================================

FUTURES CONTRACTS:
                                                                               UNDERLYING FACE
CONTRACT                                          POSITION   EXPIRATION DATE   AMOUNT AT VALUE   UNREALIZED LOSS
----------------------------------------------   ---------   ---------------   ---------------   ---------------
U.S. 10 Year Note (5 Contracts)                    Long          12/13/04         $ 563,125         $ (3,750)
                                                                                  =========         ========

WRITTEN OPTIONS:
SECURITY                                         CONTRACTS       VALUE
----------------------------------------------   ---------     ----------
UST 3.25% Put, Strike Price 97.40, 7/26/04           1         $    6,720
UST 3.25% Call, Strike Price 103.156, 11/28/04       1           9,317.25
                                                               ----------
Total (premiums received 37,917)                               $   16,038
                                                               ==========

SWAP CONTRACTS:

                                                                                                            NET UNREALIZED
NOTIONAL AMOUNT                               EXPIRATION                                                    APPRECIATION /
                                                 DATE                        DESCRIPTION                    (DEPRECIATION)
-------------------------------------------   ----------   ----------------------------------------------   --------------
1,285,000  USD                                 10/31/04    Agreement with Goldman Sachs, dated                 $  3,033
                                                           4/28/04 to pay the notional amount
                                                           multiplied by the 1 month LIBOR adjusted by
                                                           a specified spread and receive the notional
                                                           amount multiplied by the total return of The
                                                           Lehman Brothers, Inc. CMBS Investment
                                                           Grade ERISA-eligible Index.

305,000 USD                                      6/20/09   Agreement with Merrill Lynch, dated 5/19/04 to           726
                                                           pay 0.44% per year times the notional
                                                           amount. The Portfolio receives payment
                                                           only upon a default event by Commercial
                                                           Metals Co., the notional amount times the
                                                           difference between the par value and the
                                                           then-market of Commercial Metals Co.,
                                                           5.625% due 11/15/13.

                                                                                                            NET UNREALIZED
NOTIONAL AMOUNT                               EXPIRATION                                                    APPRECIATION /
                                                 DATE                        DESCRIPTION                    (DEPRECIATION)
-------------------------------------------   ----------   ----------------------------------------------   --------------
140,000 USD                                      6/20/09   Agreement with Merrill Lynch, dated 6/18/04              446
                                                           to pay 0.77% per year times the notional
                                                           amount. The Portfolio receives payment
                                                           only upon a default event by Clear Channel
                                                           Communications, Inc., the notional amount
                                                           times the difference between the par value
                                                           and the then-market of Clear Channel
                                                           Communications, Inc., 7.65% due 9/15/10.

305,000 USD                                      6/20/09   Agreement with Merrill Lynch, dated 5/19/04           (3,276)
                                                           to pay 0.77% per year times the notional
                                                           amount. The Portfolio receives payment
                                                           only upon a default event by Inco, Ltd., the
                                                           notional amount times the difference
                                                           between the par value and the then-market
                                                           of Inco Ltd., 5.625% due 5/15/12.

1,245,000  USD                                  10/31/04   Agreement with Goldman Sachs, dated                    2,627
                                                           7/29/04 to pay the notional amount
                                                           multiplied by the 1 month LIBOR adjusted by
                                                           a specified spread and receive the notional
                                                           amount multiplied by the total return of The
                                                           Lehman Brothers, Inc. CMBS Investment
                                                           Grade ERISA-eligible Index.
                                                                                                               --------
Total Net Unrealized Appreciation on Swaps:                                                                    $  3,556
                                                                                                               ========

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                          RATE    MATURITY         PAR VALUE      VALUE
----------------------------------------------   ------   --------         ---------   ------------
BONDS AND NOTES - 95.2%
CORPORATE - 10.7%
ENERGY - 2.6%
Gazprom Oao                                       9.625     3/1/13   USD     110,000   $    122,375
Petroliam Nasional Berhad 144A                    7.750    8/15/15           265,000        318,815
                                                                                       ------------
                                                                                            441,190      441,190.00     2.54%
                                                                                       ------------

FINANCIAL-8.1%
Aries Vermogensverwaltng 144A                     9.600   10/25/14           250,000        280,625
Banco Nacional de Comercio Exterior SNC           3.875    1/21/09           400,000        384,000
Pemex Project Funding Master Trust                3.180    6/15/10           245,000        247,573
Pemex Project Funding Master Trust                7.375   12/15/14           210,000        228,900
Pemex Project Funding Master Trust                8.625     2/1/22           240,000        272,880
                                                                                       ------------
                                                                                          1,413,978    1,413,978.00     8.13%
                                                                                       ------------
Total Corporate ( Cost $ 1,829,503)                                                       1,855,168    1,855,168.00    10.67%
                                                                                       ------------

SOVEREIGN BONDS-81.2%
Argentina Bonos                                   1.234     8/3/12           355,000        262,345
Dominican Republic 144A                           9.500    9/27/06            60,000         50,700
Nigeria Promissory Notes Series RC                5.092     1/5/10           470,000        162,150
Philippine Government International Bond          9.375    1/18/17           220,000        231,264
Republic of Argentina                            12.250    6/19/18           328,988         97,051
Republic of Argentina                             6.000    3/31/23           445,000        233,625
Republic of Argentina                            12.000    6/19/31           598,900        175,777
Republic of Brazil                               11.500    3/12/08            90,000        103,680
Republic of Brazil                                7.309    6/29/09           230,000        251,390
Republic of Brazil                               14.500   10/15/09           315,000        406,350
Republic of Brazil                               14.500   10/15/09           235,000        303,150
Republic of Brazil                               12.000    4/15/10           260,000        308,100
Republic of Brazil                               11.000    1/11/12           380,000        435,100
Republic of Brazil                                2.125    4/15/12           325,417        301,417
Republic of Brazil                               10.500    7/14/14           270,000        300,645
Republic of Brazil                               10.125    5/15/27           245,000        259,700
Republic of Brazil                               10.125    5/15/27            75,000         79,500
Republic of Brazil                               11.000    8/17/40           845,000        947,245
Republic of Colombia                              9.750    4/23/09           300,000        336,750
Republic of Colombia                             10.500     7/9/10           150,000        172,500
Republic of Colombia                              8.250   12/22/14           140,000        137,550
Republic of Colombia                             11.750    2/25/20            45,000         55,012
Republic of Columbia                              8.125    5/21/24           100,000         90,250
Republic of Ecuador                               7.000    8/15/30           340,000        277,100
Republic of El Salvador                           8.500    7/25/11            20,000         22,474
Republic of El Salvador                           8.250    4/10/32            55,000         54,725
Republic of El Salvador 144A                      7.750    1/24/23            75,000         80,719
Republic of Indonesia                             6.750    3/10/14            25,000         24,250
Republic of Panama                                9.625     2/8/11           115,000        131,675
Republic of Panama                                8.875    9/30/27           160,000        166,800
Republic of Peru                                  9.125    2/21/12            85,000         94,563
Republic of Peru                                  9.875     2/6/15           145,000        166,750
Republic of Peru                                  8.375     5/3/16            40,000         41,600
Republic of Peru (a)                              5.000     3/7/17            91,000         82,810
Republic of Peru FLIRB (a)                        4.500     3/7/17           150,000        132,000
Republic of Philippines                           8.375    2/15/11           294,000        297,675
Republic of Philippines                           9.875    1/15/19            70,000         72,100
Republic of Philippines                          10.625    3/16/25            75,000         80,062
Republic of South Africa                          9.125    5/19/09            95,000        112,575
Republic of South Africa                          6.500     6/2/14           190,000        202,920
Republic of Turkey                               10.500    1/13/08            70,000         79,800
Republic of Turkey                               11.750    6/15/10           200,000        247,500
Republic of Turkey                                9.000    6/30/11           290,000        321,900
Republic of Turkey                               11.500    1/23/12           135,000        168,075
Republic of Turkey                               11.875    1/15/30            45,000         62,213
Republic of Turkey                               11.875    1/15/30           125,000        172,500
Republic of Uruguay                               7.500    3/15/15           208,000        184,080
Republic of Venezuela                             5.375     8/7/10           110,000         99,110
Republic of Venezuela                             3.090    4/20/11           250,000        214,375
Republic of Venezuela                            10.750    9/19/13            35,000         39,322
Republic of Venezuela                            10.750    9/19/13            85,000         95,498
Republic of Venezuela                             8.500    10/8/14           130,000        127,140
Republic of Venezuela                             9.250    9/15/27           325,000        320,288
Russian Federation                               12.750    6/24/28           205,000        311,600
Russian Federation                                5.000    3/31/30         1,860,000      1,787,925
Ukraine Government                                5.330     8/5/09           200,000        203,416
Ukraine Government Senior Notes                  11.000    3/15/07            86,336         94,106
United Meixican States                            7.500    1/14/12           140,000        157,710
United Mexican States                             9.875     2/1/10           250,000        308,125
United Mexican States                             6.375    1/16/13           195,000        205,725
United Mexican States                             5.875    1/15/14           250,000        253,875
United Mexican States                             6.625     3/3/15           195,000        206,700
United Mexican States                             8.125   12/30/19           315,000        362,250
United Mexican States                             8.000    9/24/22           140,000        157,850
United Mexican States                             7.500     4/8/33           119,000        125,069
United Mexican States                             6.750    9/27/34            85,000         81,260
                                                                                       ------------
Total Sovereign Bonds (Cost $ 13,514,546)                                                14,129,461   14,129,461.00    81.24%
                                                                                       ------------

YANKEE BONDS - 1.2%
Salomon Brothers AF for OAO Siberian Oil Co.     10.750    1/15/09           195,000        207,188      207,188.00     1.19%
Total Yankee Bonds (Cost $ 216,180)

FOREIGN DENOMINATED - 2.1%
FRANCE - 0.2%
Ivory Coast FLIRB ~                               2.000    3/29/18   FRF   1,170,000         37,303       37,303.00     0.21%
GERMANY - 1.9%
Aries Vermogensverwaltng 144A                     7.750   10/25/09   EUR     250,000        327,791      327,791.00     1.88%
                                                                                       ------------
Total Foreign Denominated (Cost $ 355,753 )                                                 365,094      365,094.00     2.10%
                                                                                       ------------
TOTAL BONDS AND NOTES (COST $ 15,918,982)                                                16,556,911   16,556,911.00    95.20%
                                                                                       ------------

SHORT-TERM INVESTMENTS - 2.1%
Dreyfus Institutional Preferred Plus +            1.690    10/1/04   USD     360,999        360,999      360,999.00      2.1%
                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $ 360,999)

TOTAL INVESTMENTS - 97.3%  (COST $ 16,279,981)                                         $ 16,917,910   16,917,910.00     97.3%

OTHER ASSETS, LESS LIABILITIES - 2.7%                                                       474,506      474,506.00      2.7%
                                                                                       ------------

NET ASSETS-100%                                                                        $ 17,392,416   17,392,416.00    100.0%
                                                                                       ============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
(a) Variable Rate Security; rate indicated as of 9/30/04.
FLIRB - Front Loaded Interest Reduction Bond
~ Defaulted security.
FRF - French Franc
USD - United States Dollar
+ Affiliated fund that is available only to investment companies and other accounts managed by Standish Mellon. The effective yield is 1.00%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.

                           PERCENTAGE
                             OF NET
TOP TEN COUNTRIES            ASSETS
-------------------------------------
Brazil                        21.3
Mexico                        12.9
Russia                        12.1
United States of America       6.4
Turkey                         6.0
Germany                        5.4
Venezuela                      5.2
Columbia                       4.6
Argentina                      1.4
Philippines                    3.9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

                         LOCAL                                  AGGREGATE
                       PRINCIPAL   CONTRACT VALUE                 FACE
CONTRACTS TO DELIVER    AMOUNT         DATE           VALUE      AMOUNT     UNREALIZED LOSS
--------------------   ---------   --------------   ---------   ---------   ---------------
Euro                    305,000       12/15/04      $ 379,106   $ 371,786     $ (7,320)
                                                    =========   =========     ========

                                                                mv        country
5801899     S   Republic of Brazil                         3,696,277.29   BZ TOTAL   21.3%
                                                           2,242,564.00   MX TOTAL   12.9%
4229094     S   Republic of Ecuador                        2,099,525.00   RU TOTAL   12.1%
                                                           1,110,352.00   US TOTAL    6.4%
                                                           1,051,987.50   TU TOTAL    6.0%
05961JAD6   O   Banco Nacional de Comercio Exterior SNC      937,979.33   GE TOTAL    5.4%
7286988     S   United Meixican States                       895,732.50   VZ TOTAL    5.2%
2046701     S   Republic of Peru                             792,062.50   CO TOTAL    4.6%
                                                             768,798.46   AR TOTAL    4.4%
                                                             681,101.50   PH TOTAL    3.9%
                                                             517,722.50   PE TOTAL    3.0%
B018WG2     O   Republic of South Africa                     318,814.90   MA TOTAL    1.8%
5990355     S   Republic of Turkey                           315,495.00   SA TOTAL    1.8%
900123AL4       Republic of Turkey                           298,475.00   PN TOTAL    1.7%
5952946     S   Ukraine Government Senior Notes              297,521.62   UK TOTAL    1.7%
                                                             277,100.00   ED TOTAL    1.6%
                                                             184,080.00   UR TOTAL    1.1%
2487162     S   Pemex Project Funding Master Trust           162,150.00   NG TOTAL    0.9%
5331062     S   Republic of Venezuela                        157,917.75   EL TOTAL    0.9%
922646BJ2   O   Republic of Venezuela                         50,700.00   DR TOTAL    0.3%
B00XW68     O   Republic of Venezuela                         37,303.38   IV TOTAL    0.2%
                                                              24,250.00   ID TOTAL    0.1%

                                                          17,392,416.00

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                                            RATE    MATURITY         PAR VALUE      VALUE
----------------------------------------------------------------   ------   --------   ---   ---------   ------------
BONDS AND NOTES - 95.2%
ASSET BACKED - 0.1%
South Carolina Tobacco Settlement Authority                        6.000%   5/15/22    USD     50,000    $     47,334
                                                                                                         ------------
Total Asset Backed (Cost $44,608)                                                                              47,334
                                                                                                         ------------

CORPORATE - 81.4%
BASIC MATERIALS - 7.9%
Airgas, Inc.                                                       6.250    7/15/14            25,000          25,000
Boise Cascade Corp.                                                6.500    11/1/10            90,000         100,350
Earle M Jorgenson Co.                                              9.750     6/1/12           100,000
Equistar Chemicals LP/ Equistar Funding Corp.                      10.125    9/1/08           190,000         214,225
Equistar Chemicals LP/Equistar Funding Corp.                       10.625    5/1/11            15,000          17,100
Freeport-McMoRan Copper & Gold, Inc.                               10.125    2/1/10            75,000          84,844
Freeport-McMoRan Copper & Gold, Inc.                               6.875     2/1/14           145,000         139,925
Georgia-Pacific Corp.                                              8.875     2/1/10           125,000         146,250
Georgia-Pacific Corp.                                              7.375    7/15/08           220,000         239,800
Georgia-Pacific Corp.                                              8.000    1/15/24           300,000         341,250
International Steel Group                                          6.500    4/15/14           160,000         160,000
Lubrizol Corp.                                                     4.625    10/1/09           150,000         150,028
Lubrizol Corp.                                                     5.500    10/1/14           190,000         188,701
Lyondell Chemical Co.                                              9.625     5/1/07           225,000         244,969
Nalco Co.                                                          7.750    11/15/11          175,000         185,500
Steel Dynamics, Inc.                                               9.500    3/15/09           200,000         222,000
United States Steel Corp.                                          9.750    5/15/10            97,000         111,065
Westlake Chemical Corp.                                            8.750    7/15/11           104,000         116,740
                                                                                                         ------------
                                                                                                            2,798,747
                                                                                                         ------------

COMMUNICATIONS - 11.7%
American Media Operation, Inc.                                     10.250    5/1/09            95,000          99,987
AT&T Corp.                                                         8.750    11/15/31          100,000         109,000
Block Communications, Inc.                                         9.250    4/15/09           400,000         423,000
Cablevision Systems Corp.                                          6.669     4/1/09           200,000         208,000
CBD Media, Inc.                                                    8.625     6/1/11           160,000         169,200
CSC Holdings, Inc.                                                 7.875    12/15/07          100,000         106,125
CSC Holdings, Inc.                                                 8.125    7/15/09           100,000         106,250
Dex Media West LLC/Dex Media Finance Co.                           8.500    8/15/10            85,000          96,475
Dex Media West LLC/Dex Media Finance Co.                           9.875    8/15/13            83,000          97,525
DirecTV Holdings LLC                                               8.375    3/15/13           186,000         211,575
Echostar DBS Corp.                                                 9.125    1/15/09           131,000         145,737
Echostar DBS Corp.                                                 5.750    10/1/08           395,000         396,975
Entercom Radio LLC/Entercom Capital, Inc.                          7.625     3/1/14            50,000          53,750
Entravision Communications Corp.                                   8.125    3/15/09           250,000         265,625
Lamar Media Corp.                                                  7.250     1/1/13            20,000          21,500
Nextel Communications, Inc.                                        6.875    10/31/13          245,000         254,800
Panamsat Corp. 144A                                                9.000    8/15/14            70,000          72,800
Qwest Corp.                                                        7.200    11/10/26          115,000         100,337
Qwest Corp. 144A                                                   7.875     9/1/11           175,000         181,562
Radio One, Inc.                                                    8.875     7/1/11            75,000          82,688
RH Donnelley Finance Corp. I                                       8.875    12/15/10          140,000         158,200
RH Donnelley Finance Corp. I                                       10.875   12/15/12          135,000         163,687
Rural Cellular Corp.                                               8.250    3/15/12            50,000          50,875
Salem Communications Corp.                                         7.750    12/15/10          280,000         295,400
Sinclair Broadcast Group, Inc.                                     4.875    7/15/18            60,000          54,375
Spanish Broadcasting System                                        9.625    11/1/09           175,000         183,750
                                                                                                         ------------
                                                                                                            4,109,198
                                                                                                         ------------

CONSUMER CYCLICAL - 15.1%
Advanced Accessoy Systems LLC                                      10.750   6/15/11           185,000         173,900
American Casino & Entertainment Properties LLC                     7.850     2/1/12            55,000          57,750
Amerigas Partners LP/Amerigas Eagle Finance Corp.                  8.875    5/20/11           200,000         220,500
Ameristar Casinos, Inc.                                            10.750   2/15/09           290,000         329,150
Argosy Gaming Co.                                                  7.000    1/15/14           440,000         453,750
Chumash Casino & Resort Enterprises                                9.000    7/15/10           280,000         310,800
Cinemark USA, Inc.                                                 9.000     2/1/13            75,000          83,812
Continental Airlines, Inc.                                         6.795     8/2/18            74,510          59,665
Continental Airlines, Inc.                                         8.307     4/2/18           319,295         261,104
Domino's, Inc.                                                     8.250     7/1/11            76,000          82,270
Friendly Ice Cream Corp.                                           8.375    6/15/12            25,000          24,000
Isle of capri Casinos                                              7.000     3/1/14           400,000         402,000
John Q Hammons Hotels LP/John Q Hammons Hotels Finance Corp. III   8.875    5/15/12           235,000         262,025
Keystone Automotive Operation                                      9.750    11/1/13            80,000          86,000
MGM Mirage, Inc.                                                   6.000    10/1/09           115,000         116,581
Mohegan Tribal Gaming 144A                                         7.125    8/15/14           325,000         340,438
Mohegan Tribal Gaming Authority                                    8.000     4/1/12            25,000          27,625
National Waterworks, Inc.                                          10.500   12/1/12            55,000          62,425
Norcraft Co LP                                                     9.000    11/1/11            40,000          43,600
Northwest Airlines Corp.                                           8.304     9/1/10           178,893         138,931
Rite Aid Corp.                                                     12.500   9/15/06           215,000         244,025
Rite Aid Corp.                                                     9.500    2/15/11            75,000          82,500
Rite Aid Corp.                                                     8.125     5/1/10           190,000         199,500
Russell Corp.                                                      9.250     5/1/10           125,000         135,625
Six Flags, Inc.                                                    9.500     2/1/09           185,000         180,838
Speedway Motorsports, Inc.                                         6.750     6/1/13           250,000         260,625

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                                            RATE    MATURITY         PAR VALUE      VALUE
----------------------------------------------------------------   ------   --------   ---   ---------   ------------
Station Casinos                                                    6.000     4/1/12           250,000         256,250
True Temper Sports, Inc.                                           8.375    9/15/11            65,000          60,450
TRW Automotive, Inc.                                               9.375    2/15/13           152,000         173,660
Turning Stone Casino Resort Enterprise                             9.125    12/15/10          195,000         210,600
                                                                                                         ------------
                                                                                                            5,340,399
                                                                                                         ------------

CONSUMER NONCYCLICAL - 7.4%
Altria Group, Inc.                                                 7.000    11/4/13           100,000         104,336
Chattem, Inc.                                                      4.790     3/1/10            50,000          51,000
Chattem, Inc.                                                      7.000     3/1/14           160,000         162,800
Constellation Brands, Inc.                                         8.000    2/15/08            95,000         104,619
Corn Products International, Inc.                                  8.250    7/15/07            75,000          82,688
Corrections Corp Of America                                        7.500     5/1/11            30,000          31,688
Del Monte Corp.                                                    8.625    12/15/12          280,000         311,500
Elizabeth Arden, Inc.                                              7.750    1/15/14            40,000          42,000
HCA, Inc.                                                          8.360    4/15/24           175,000         195,117
Ingles Markets, Inc.                                               8.875    12/1/11           125,000         134,688
Kinetic Concepts, Inc.                                             7.375    5/15/13            91,000          95,550
Medex, Inc.                                                        8.875    5/15/13            20,000          21,800
Neighborcare, Inc.                                                 6.875    11/15/13           30,000          31,200
Pathmark Stores, Inc.                                              8.750     2/1/12           195,000         182,325
Pinnacle Foods Holding Corp.                                       8.250    12/1/13           235,000         221,487
RJ Reynolds Tobacco Holdings, Inc.                                 7.750    5/15/06           130,000         135,200
Scotts Co.                                                         6.625    11/15/13           65,000          68,331
Smithfield Foods, Inc.                                             7.750    5/15/13            70,000          75,950
Standard Commerical Corp.                                          8.000    4/15/12            50,000          51,250
Stater Brothers Holdings 144A                                      5.380    6/15/10           125,000         126,875
Stater Brothers Holdings 144A                                      8.125    6/15/12           350,000         366,625
                                                                                                         ------------
                                                                                                            2,597,029
                                                                                                         ------------

DIVERSIFIED - 1.1%
Kansas City Southern Railway                                       7.500    6/15/09           100,000         102,250
Leucadia National Corp.                                            7.000    8/15/13           215,000         213,925
Leucadia National Corp.                                            3.750    4/15/14            80,000          86,000
                                                                                                         ------------
                                                                                                              402,175
                                                                                                         ------------

ENERGY - 12.4%
ANR Pipeline Co.                                                   7.375    2/15/24           310,000         313,100
ANR Pipeline Co.                                                   7.000     6/1/25            25,000          25,562
Chesapeake Energy Corp.                                            8.125     4/1/11           180,000         197,100
Citgo Petroleum Corp.                                              11.375    2/1/11           170,000         200,175
Dynegy Holdings, Inc.                                              9.875    7/15/10           385,000         435,050
El Paso Natural Gas Co.                                            8.625    1/15/22           225,000         247,500
El Paso Natural Gas Co.                                            8.375    6/15/32           230,000         242,650
El Paso Production Holding Co.                                     7.750     6/1/13            95,000          95,237
Enterprie Products Oper 144A                                       4.625    10/15/09          310,000         312,575
Frontier Oil Corp. 144A                                            6.625    10/1/11            65,000          65,813
Houston Exploration Co.                                            7.000    6/15/13           100,000         104,750
Newfield Exploration Co.                                           8.375    8/15/12           100,000         112,500
Newfield Exploration Co.                                           6.625     9/1/14           175,000         182,437
Northwest Pipeline Corp.                                           6.625    12/1/07           325,000         345,719
Peabody Energy Corp.                                               6.875    3/15/13            80,000          86,400
Pogo Producing Co.                                                 8.250    4/15/11            75,000          82,500
Premcor Refining Group, Inc.                                       9.500     2/1/13           190,000         223,725
Southern Natural Gas Co.                                           8.875    3/15/10            25,000          28,125
Tennessee Gas Pipeline Co.                                         8.375    6/15/32           100,000         107,000
Tesoro Petroleum Corp.                                             8.000    4/15/08            35,000          37,800
Transcontinental Gas Pipe Line Corp.                               6.125    1/15/05           175,000         176,094
Transcontinental Gas Pipe Line Corp.                               8.875    7/15/12           200,000         243,250
Williams Cos, Inc.                                                 7.750    6/15/31           100,000         101,500
Williams Cos, Inc.                                                 7.875     9/1/21           375,000         416,250
                                                                                                         ------------
                                                                                                            4,382,812
                                                                                                         ------------

FINANCIAL - 5.5%
Arch Western Finance LLC                                           6.750     7/1/13            55,000          59,125
BF Saul Reit                                                       7.500     3/1/14           225,000         229,500
Chevy Chase Bank FSB                                               6.875    12/1/13           605,000         611,050
Consolidated Comm Holdings                                         9.750     4/1/12           165,000         169,125
Couche-Tard                                                        7.500    12/15/13           75,000          79,875
Felcor Lodging LP                                                  9.500    9/15/08            14,000          14,700
Felcor Lodging LP 144A                                             5.840     6/1/11           105,000         106,050
Host Marriott Corp.                                                7.875     8/1/08            40,000          41,150
Host Marriott LP                                                   3.250    4/15/24            80,000          82,700
KRATON Polymers LLC/Capital Corp.                                  8.125    1/15/14            15,000          14,700
Meristar Hospitality Operationg Partnership LP/Meristar
Hospitality Finance Corp.                                          10.500   6/15/09           280,000         306,600
PX Escrow Corp.                                                    9.625     2/1/06           330,000         214,500
                                                                                                         ------------
                                                                                                             929,075
                                                                                                         ------------

INDUSTRIAL - 9.0%
Alliant Techsystems, Inc.                                          8.500    5/15/11           100,000         109,000
Alliant Techsystems, Inc.                                          2.750    2/15/24            35,000          35,788
Allied Waste North America                                         7.625     1/1/06           100,000         104,375
Allied Waste North America                                         8.875     4/1/08           220,000         238,700
Allied Waste North America                                         8.500    12/1/08            50,000          54,250
Ball Corp.                                                         6.875    12/15/12          200,000         213,000
Berry Plastics                                                     10.750   7/15/12            55,000          62,150
Browning-Ferris Industries                                         9.250     5/1/21            75,000          80,625
Communications & Power Industries, Inc.                            8.000     2/1/12            25,000          26,125
Crown Cork & Seal Co, Inc.                                         8.000    4/15/23           250,000         232,500

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                                            RATE    MATURITY         PAR VALUE      VALUE
----------------------------------------------------------------   ------   --------   ---   ---------   ------------
Crown Cork & Seal Co, Inc.                                         7.375    12/15/26          225,000         200,250
Esterline Technologies Corp.                                       7.750    6/15/13            70,000          74,900
Fisher Scientific International 144A                               6.750    8/15/14           140,000         147,000
Jefferson Smurfit Corp. US                                         8.250    10/1/12            85,000          93,712
K&F Industries, Inc.                                               9.625    12/15/10           65,000          72,312
L-3 Communcations Corp.                                            7.625    6/15/12           160,000         176,000
Owens-Brockway                                                     7.750    5/15/11            55,000          58,575
Owens-Illinois, Inc.                                               7.500    5/15/10           210,000         214,725
Silgan Holdings, Inc.                                              6.750    11/15/13           85,000          86,700
Solo Cup Co.                                                       8.500    2/15/14            50,000          49,250
SPX Corp.                                                          6.250    6/15/11            55,000          53,625
SPX Corp.                                                          7.500     1/1/13            90,000          91,463
Stone Container Corp.                                              8.375     7/1/12           145,000         159,863
Texas Industries, Inc.                                             10.250   6/15/11           210,000         241,500
Trinity Industries LE                                              6.500    3/15/14           285,000         280,725
                                                                                                         ------------
                                                                                                            3,157,113
                                                                                                         ------------

TECHNOLOGY - 2.0%
Freescale Semiconductor                                            6.875    7/15/11           595,000         618,800
Freescale Semiconductor 144A                                       4.820    7/15/09           100,000         102,500
                                                                                                         ------------
                                                                                                              721,300
                                                                                                         ------------

UTILITIES - 9.3%
AES Corp.                                                          8.875    2/15/11           123,000         136,838
AES Corp.                                                          8.750    5/15/13           610,000         687,775
AES Corp. 144A                                                     10.000   7/15/05            94,703          96,123
Centerpoint Energy, Inc.                                           2.875    1/15/24            55,000          57,200
CMS Energy Corp.                                                   8.900    7/15/08           500,000         545,000
CMS Energy Corp.                                                   7.750     8/1/10            50,000          52,875
DPL, Inc.                                                          6.875     9/1/11           175,000         185,500
FPL Energy Wind Funding LLC                                        6.876    6/27/17            94,600          94,127
Ipalco Enterprises, Inc.                                           7.375    11/14/08          155,000         172,825
Monongahela Power                                                  6.700    6/15/14            65,000          70,443
MSW Energy Holdings                                                7.375     9/1/10           240,000         252,000
Nevada Power Co.                                                   6.500    4/15/12           380,000         392,350
NRG Energy, Inc.                                                   8.000    12/15/13           95,000         101,769
Reliant Energy, Inc.                                               9.250    7/15/10            55,000          59,056
TECO Energy, Inc.                                                  7.500    6/15/10            50,000          54,000
TXU Gas Capital I(c)                                               3.356     7/1/28           250,000         245,164
Xcel Energy, Inc.                                                  7.500    11/21/07           40,000          60,100
                                                                                                         ------------
                                                                                                            3,263,145
                                                                                                         ------------
Total Corporate (Cost $27,094,552)                                                                         28,700,993
                                                                                                         ------------

YANKEE BONDS - 9.0%
BCP Caylux Holdings Luxembourg SCA                                 9.625    6/15/14           150,000         162,000
Bombardier, Inc. 144A                                              6.300     5/1/14           100,000          86,364
Crown European Holdings SA                                         9.500     3/1/11           275,000         306,625
Donohue Forest Products                                            7.625    5/15/07           300,000         313,500
Eircom Funding                                                     8.250    8/15/13            50,000          54,750
GT Group Telecom, Inc. ~ (a)                                       0.000     2/1/10           900,000            90
INVISTA                                                            9.250     5/1/12           100,000         106,750
Jean Coutu Group Pjc, Inc. 144A                                    7.625     8/1/12            45,000          45,788
JSG Funding PLC                                                    9.625    10/1/12           100,000         113,000
Norampac, Inc.                                                     6.750     6/1/13            45,000          46,913
Nova Chemicals Corp.                                               6.500    1/15/12            55,000          56,787
Quebecor Media, Inc.                                               11.125   7/15/11            95,000         109,725
Royal Caribbean Cruises                                            7.000    10/15/07          100,000         107,500
Royal Caribbean Cruises Ltd.                                       8.750     2/2/11           620,000         723,850
Royal Caribbean Cruises Ltd.                                       0.000    5/18/21           225,000         157,781
Royal Caribbean Cruises Ltd.                                       7.500    10/15/27          255,000         265,200
Russel Metals, Inc.                                                6.375     3/1/14            50,000          50,000
Stena AB                                                           7.500    11/1/13            70,000          70,087
Tyco International Group SA                                        6.750    2/15/11            35,000          39,378
Tyco International Group SA                                        6.375    10/15/11          200,000         221,184
Tyco International Group SA                                        3.125    1/15/23           105,000         157,238
                                                                                                         ------------
Total Yankee Bonds (Cost $3,271,419)                                                                        3,194,510
                                                                                                         ------------

FOREIGN DENOMINATED - 4.7%
EURO - 4.7%
Culligan Finance                                                   8.000    10/1/14    EUR    100,000         126,827
Eircom Funding                                                     8.250    8/15/13           170,000         230,402
Nalco Co.                                                          7.750    11/15/11          100,000         132,422
NTL Cable Plc 144A                                                 8.750    4/15/14           235,000         296,582
Remy Cointreau S.A.                                                6.500     7/1/10            40,000          51,974
Teksid Aluminum SpA                                                11.375   7/15/11            95,000         102,758
Telenet Communications NV                                          9.000    12/15/13          270,000         353,343
Valentia Telecommunications Ltd                                    7.250    8/15/13           285,000         377,403
                                                                                                         ------------
Total Foreign Denominated (Cost $1,549,457)                                                                 1,671,711
                                                                                                         ------------
Total Bonds and Notes (Cost $31,960,036)                                                                   33,614,548
                                                                                                         ------------

PREFERRED STOCKS - 2.6%                                                                     SHARES
                                                                                           -------
CONVERTIBLE PREFERRED STOCKS - 2.6%
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                                                2,250            117,630
General Motors Corp. Series C 6.25% CVT Pfd                                                  2,750             77,412
Kansas City Southern 4.25% 144A CVT Pfd                                                       160              92,800
Omnicare, Inc. 4.00% CVT Pfd                                                                  700              33,162
Sovereign Capital Trust IV 4.375% CVT Pfd                                                   12,000            580,500
                                                                                                         ------------
Total Preferred Stocks (Cost $879,689)                                                                        901,504
                                                                                                         ------------

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                                            RATE    MATURITY         PAR VALUE      VALUE
----------------------------------------------------------------   ------   --------   ---   ---------   ------------

WARRANTS - 0.0%
COMMUNICATIONS -0.0%
GT Group Telecom, Inc., 02/01/2010  *                                                       1,900                  19
McLeodUSA, Inc., 04/16/2007 *                                                               3,291                 362
                                                                                                         ------------
Total Warrants (Cost $87,862)                                                                                     381
                                                                                                         ------------

SHORT-TERM INVESTMENTS - 1.1%                                                               PAR VALUE
                                                                                            ---------
INVESTMENT COMPANIES - 1.1%
Dreyfus Institutional Preferred Plus +                             1.690    10/1/04   USD   373,241         3  73,241
                                                                                                         ------------
Total Short Term Investments (Cost $ 373,241)
TOTAL INVESTMENTS -  98.7% (COST $ 33,300,828)                                                           $ 34,889,674
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                         389,861
                                                                                                         ------------
NET ASSETS - 100.0%                                                                                      $ 35,279,535
                                                                                                         ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT-Convertible
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b) Variable Rate Security; rate indicated is as if 9/30/2004. Eur-Euro REIT-Real Estate Investment Trust
Step Up- Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is the ultimate maturity.
+Affiliated fund that is available only to investment companies and other accounts managed by Standish Mellon. The effective yield is 1.00. A complete listing of the fund's holdings as of its most recent fiscal year end is available.
~ Defaulted security.
* Non-income producing security.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:


                       LOCAL PRINCIPAL   CONTRACT VALUE                 AGGREGATE FACE   UNREALIZED
CONTRACTS TO DELIVER       AMOUNT             DATE           VALUE           AMOUNT         LOSS
--------------------   ---------------   --------------   -----------   --------------   ----------
Euro                      1,456,000         12/15/04      $ 1,809,763      $ 1,775,664    $ (34,099)
                                                          -----------      -----------    ---------
                                                          $ 1,809,763      $ 1,775,664    $ (34,099)
                                                          ===========      ===========    =========

                       LOCAL PRINCIPAL   CONTRACT VALUE               AGGREGATE FACE   UNREALIZED
CONTRACTS TO RECEIVE       AMOUNT             DATE           VALUE         AMOUNT         GAIN
--------------------   ---------------   --------------   ---------   --------------   ----------
Euro                      310,000           12/15/04      $ 385,320      $ 380,091      $ 5,229
                                                          ---------      ---------      -------
                                                          $ 385,320      $ 380,091      $ 5,229
                                                          =========      =========      =======

SWAP CONTRACTS:


                                                                                NET UNREALIZED
                                                                                APPRECIATION /
NOTIONAL AMOUNT   EXPIRATION DATE   DESCRIPTION                                 (DEPRECIATION)
----------------------------------------------------------------------------------------------
870,000 USD               6/20/09   Agreement with Merrill Lynch, dated              $ (6,214)
                                    4/23/04 to pay 0.76% per year times the
                                    notional amount. The Portfolio receives
                                    payment only upon a default event by
                                    MeadWestvaco Corp.,  the notional amount
                                    times the difference between the par
                                    value and the then-market of MeadWestvaco
                                    Corp., 6.85% due 4/01/2012.

870,000 USD               6/20/09   Agreement with Merrill Lynch, dated               $  8,078
                                    4/23/04 to pay 1.56% per year times the
                                    notional amount. The Portfolio receives
                                    payment only upon a default event by
                                    Georgia-Pacific Corp., the notional
                                    amount times the difference between the
                                    par value and the then-market of
                                    Georgia-Pacific Corp., 8.125% due
                                    5/15/2011.                                        --------
Total Net Unrealized Appreciation on Swaps:                                           $  1,864
                                                                                      ========

11194949                 STANDISH OPP. HIGH YIELD           DATA AS OF 9/30/2004

                                                                                                                        INTEREST
SECURITY_ID                         SECURITY DESCRIPTION                  TOTALSHARES   MARKET_VALUE   CURRENT PRICE     ACCRUED
---------------------------------   -----------------------------------   -----------   ------------   -------------   ----------
00130HAU9                           AES CORPORATION                         123,000      136,837.50          111.25      1,394.86
00130HAX3                           AES CORPORATION                          94,703       96,123.23           101.5      2,788.46
00130HBA2                           AES CORPORATION                         610,000      687,775.00          112.75     20,163.88
001814AQ5                           ANR PIPELINE                            310,000      313,100.00             101      2,921.32
001814AS1                           ANR PIPELINE CO                          25,000       25,562.50          102.25        583.33
001957BD0                           AT&T CORP                               100,000      109,000.00             109      3,298.61
00751CAF1                           ADVANCED ACCESSORY SYST 10.75% 6/11     185,000      173,900.00              94      5,855.76
009363AD4                           AIRGAS INC                               25,000       25,000.00             100        329.86
018804AF1                           ALLIANT TECHSYSTEMS                     100,000      109,000.00             109      3,211.10
018804AG9                           ALLIANT TECHSYS 144A                     35,000       35,787.50          102.25        125.66
01958XAL1                           ALLIED WASTE NORTH AMERICA              100,000      104,375.00         104.375      1,906.25
01958XAS6                           ALLIED WASTE NORTH AMERICA              220,000      238,700.00           108.5      9,762.50
01958XAV9                           ALLIED WASTE NORTH AMERICA               50,000       54,250.00           108.5      1,416.67
02209SAA1                           ALTRIA GROUP                            100,000      104,336.30        104.3363      2,838.88
02504RAA5                           AMER CASINO & ENTERTAINMENT 144A         55,000       57,750.00             105        719.59
02744RAH0                           AMERICAN MEDIA OPERATION                 95,000       99,987.50          105.25      4,057.30
03070QAF8                           AMERISTAR CASINOS INC                   290,000      329,150.00           113.5      3,983.47
03073KAC5                           AMERIGAS PART/EAGLE FIN                 200,000      220,500.00          110.25      6,459.04
03939RAA8                           ARCH WESTERN FINANCE                     55,000       59,125.00           107.5        850.21
040228AL2                           ARGOSY GAMING CO                        440,000      453,750.00         103.125      6,502.24
055411AE2                           BF SAUL REIT                            225,000      229,500.00             102      1,406.24
058498AF3                           BALL CORP                               200,000      213,000.00           106.5      4,048.60
07329UAA0                           BCP CAYLUX HLDING LUX                   150,000      162,000.00             108      4,531.77
085790AJ2                           BERRY PLASTICS 10.75% 07/15/12           55,000       62,150.00             113      1,248.19
093645AB5                           BLOCK COMMUNICATIONS INC.               400,000      423,000.00          105.75     17,061.09
097383AV5                           BOISE CASCADE                            90,000      100,350.00           111.5      2,437.50
111111200410010016900200409300008   DREYFUS PREFERRED +                     373,241      373,240.82             100         17.28
115885AE5                           ALLIED WASTE INDUSTRIES                  75,000       80,625.00           107.5      2,890.63
12479WAB2                           CBD MEDIA/CBD FINANCE                   160,000      169,200.00          105.75      4,600.00
125896AR1                           CMS ENERGY CORP                         500,000      545,000.00             109      9,394.44
125896AU4                           CMS ENERGY CORP                          50,000       52,875.00          105.75        635.07
126304AC8                           CSC HOLDINGS INC                        100,000      106,125.00         106.125      2,318.75
126304AM6                           CSC HOLDINGS                            100,000      106,250.00          106.25      1,715.28
12686CAT6                           CABLEVISION SYSTEMS CORP 144A           200,000      208,000.00             104      5,211.11
15189TAK3                           CENTERPOINT ENERGY                       55,000       57,200.00             104        333.82
162456AK3                           CHATTEM INC                              50,000       51,000.00             102        179.59
162456AM9                           CHATTEM INC                             160,000      162,800.00          101.75        933.33
165167AS6                           CHESAPEAKE ENERGY CORP                  180,000      197,100.00           109.5      7,312.50
166779AA6                           CHEVY CHASE BANK FSB 6.875% 12/1/13     605,000      611,050.00             101     13,864.56
171327AB5                           CHUMASH CASINO & RESORT                 280,000      310,800.00             111      5,320.00
172441AN7                           CINEMARK USA INC                         75,000       83,812.50          111.75      1,125.00
17302XAD8                           CITGO PTEROLEUM                         170,000      200,175.00          117.75      3,222.92
197677AC1                           HCA INC                                 175,000      195,117.48        111.4957      6,746.06
20338CAE4                           COMMUNICATIONS & PWR IND                 25,000       26,125.00           104.5        333.33
20903HAA6                           CONSOLIDATED COMM HLD 144A              165,000      169,125.00           102.5      7,461.10
21036PAB4                           CONSTELLATION BRANDS INC                 95,000      104,618.75         110.125        971.11
210805CR6                           CONTINENTAL AIRLINES INC                 74,510       59,664.99        80.07605        829.78
210805DF1                           CONTINENTAL AIRLINES INC                319,295      261,103.81        81.77501     13,188.26
2154637       S                     NALCO 144A                              100,000      132,422.10        132.4221      3,568.09
219023AB4                           CORN PRODUCTS INTL INC                   75,000       82,687.50          110.25      1,306.25

11194949                 STANDISH OPP. HIGH YIELD           DATA AS OF 9/30/2004

                                                                                                                        INTEREST
SECURITY_ID                         SECURITY DESCRIPTION                  TOTALSHARES   MARKET_VALUE   CURRENT PRICE     ACCRUED
---------------------------------   -----------------------------------   -----------   ------------   -------------   ----------
22025YAD2                           CORRECTIONS CORP OF AMER                 30,000       31,687.50         105.625        937.50
222074AB2                           COUCHE-TARD                              75,000       79,875.00           106.5      1,656.24
228255AD7                           CROWN CORK & SEAL                       250,000      232,500.00              93      9,222.22
228255AH8                           CROWN CORK & SEAL                       225,000      200,250.00              89      4,885.94
228344AC1                           CROWN EURO HOLDINGS                     275,000      306,625.00           111.5      2,177.09
233293AH2                           DPL INC                                 175,000      185,500.00             106      1,002.60
245217AM6                           DEL MONTE CORP                          280,000      311,500.00          111.25      7,519.17
252126AD9                           DEX MEDIA FINANCE WEST                   85,000       96,475.00           113.5        923.20
252126AF4                           DEX MEDIA WEST FINANCE                   83,000       97,525.00           117.5      1,047.31
25459HAB1                           DIRECTV HOLDINGS FINANCE                186,000      211,575.00          113.75        692.33
25754QAF4                           DOMINOS INC                              76,000       82,270.00          108.25      1,567.50
258040AA2                           DONOHUE FOREST PRODUCTS                 300,000      313,500.00           104.5      8,641.67
26816LAL6                           DYNEGY HOLDINGS INC                     385,000      435,050.00             113      8,026.19
27876GAK4                           ECHOSTAR DBS CORPORATION                131,000      145,737.50          111.25      2,523.56
27876GAN8                           ECHOSTAR DBS CORP 5.75% 10/01/08        395,000      396,975.00           100.5     11,356.25
28257PAC9                           EIRCOM FUNDING                           50,000       54,750.00           109.5        527.08
283695AZ7                           EL PASO NATURAL GAS                     225,000      247,500.00             110      4,096.88
283695BK9                           EL PASO NATURAL GAS                     230,000      242,650.00           105.5      5,671.73
283703AB2                           EL PASO PRODUCTION HLDG                  95,000       95,237.50          100.25      2,454.17
28660GAC0                           ELIZABETH ARDEN INC                      40,000       42,000.00             105        396.11
29363RAA8                           ENTERCOM RADIO/CAPITAL                   50,000       53,750.00           107.5        317.71
293791AH2                           ENTERPRISE PRODUCTS OPER 144A           310,000      312,574.55        100.8305        283.31
29382RAB3                           ENTRAVISION COMM CORP                   250,000      265,625.00          106.25        902.78
29444NAF9                           EQUISTAR CHEMICAL/FUNDING               190,000      214,225.00          112.75      1,603.12
29444NAH5                           EQUISTAR CHEMICAL/FUNDING                15,000       17,100.00             114        664.06
297425AD2                           ESTERLINE TECH 7.75% 6/15/2013           70,000       74,900.00             107      1,597.36
30257CAA8                           FPL ENERGY WIND FUNDING 144A             94,600       94,127.00            99.5      1,698.45
31430QAG2                           FELCOR LODGING LP                        14,000       14,700.00             105         62.22
31430QAQ0                           FELCOR LODGING LP 144A                  105,000      106,050.00             101      2,108.66
338032AY1                           FISHER SCIENTIFIC INTL 144A             140,000      147,000.00             105      1,522.50
3393699       S                     VALENTIA TELECOMMUN LTD                 285,000      377,402.99        132.4221      3,223.66
3394302       S                     EIRCOM FUNDING                          170,000      230,402.02        135.5306      2,188.02
345395206                           FORD CAP TRUST II                         2,250      117,630.00           52.28             -
35671DAM7                           FREEPORT-MCMORAN C & G                   75,000       84,843.75         113.125      1,265.63
35671DAQ8                           FREEPORT-MCMORAN C & G                  145,000      139,925.00            96.5      1,661.45
35687MAA5                           FREESCALE SEMICO 4.38% 07/15/09         100,000      102,500.00           102.5        851.67
35687MAB3                           FREESCALE SEMICO 6.875% 07/15/11        595,000      618,800.00             104      7,954.00
358497AC9                           FRIENDLY ICE CREAM CORP                  25,000       24,000.00              96        616.49
35914PAF2                           FRONTIER OIL CORP 144A                   65,000       65,812.50          101.25             -
362359101                           GT GROUP WARRANTS 144A                    1,900           19.00            0.01             -
362359AC5                           GT GROUP TELECOM                        900,000           90.00            0.01             -
370442717                           GENERAL MOTORSSER C                       2,750       77,412.50           28.15             -
373298BX5                           GEORGIA-PACIFIC CORP                    125,000      146,250.00             117      1,848.96
373298CB2                           GEORGIA-PACIFIC CORP                    220,000      239,800.00             109      3,425.28
373298CF3                           GEORGIA-PACIFIC CORP 8.00% 01/15/24     300,000      341,250.00          113.75      5,066.67
40423QAF4                           HMH PROPERTIES B                         40,000       41,150.00         102.875        927.50
40862PAC1                           JOHN Q HAMONS HOTELS/FIN                235,000      262,025.00           111.5      7,879.02
44108EAT5                           HOST MARRIOTT LP  144A                   80,000       82,700.00         103.375        548.88
442120AE1                           HOUSTON EXPLORATION 7% 6/15/13          100,000      104,750.00          104.75      2,061.11

11194949                 STANDISH OPP. HIGH YIELD           DATA AS OF 9/30/2004

                                                                                                                        INTEREST
SECURITY_ID                         SECURITY DESCRIPTION                  TOTALSHARES   MARKET_VALUE   CURRENT PRICE     ACCRUED
---------------------------------   -----------------------------------   -----------   ------------   -------------   ----------
457030AC8                           INGLES MARKETS INC                      125,000      134,687.50          107.75      3,697.92
460377AA2                           INTERNATIONAL STEEL GRP 144A            160,000      160,000.00             100      4,824.44
462613AB6                           IPALCO ENTERPRISES INC                  155,000      172,825.00           111.5      4,904.03
464592AG9                           ISLE OF CAPRI CASINOS                   400,000      402,000.00           100.5      2,333.34
47215QAD6                           JEAN COUTU GROUP 7.625% 08/01/12         45,000       45,787.50          101.75        581.41
47508XAB1                           SMURFIT-STONE CONTAINER                  85,000       93,712.50          110.25      3,506.25
480829AE0                           JORGENSEN EARLE M. CO                   100,000      111,000.00             111      3,250.00
482240AJ7                           K & F INDUSTRIES                         65,000       72,312.50          111.25      1,842.12
485170609                           KANSAS CITY SOUTHERN                        160       92,800.00             580             -
485188AF3                           KANSAS CITY SOUTHERN                    100,000      102,250.00          102.25      2,208.33
49338PAB0                           KEYSTONE AUTOMOTIVE OPERATION            80,000       86,000.00           107.5      3,250.00
49460WAE9                           KINETIC CONCEPTS INC KNCI                91,000       95,550.00             105      2,535.37
500657AA9                           INVISTA CORP 144A NTS                   100,000      106,750.00          106.75      3,879.86
50076XAA9                           KRATON POLYMERS 144A                     15,000       14,700.00              98        257.30
502413AJ6                           L-3 COMMUNICATIONS CORP                 160,000      176,000.00             110      3,592.22
513075AG6                           LAMAR MEDIA CORP                         20,000       21,500.00           107.5        362.50
527288AS3                           LEUCADIA NATL CORP                      215,000      213,925.00            99.5      1,923.06
527288AW4                           LEUCADIA NATIONAL CORP 144A              80,000       86,000.00           107.5      1,266.67
549271AD6                           LUBRIZOL CORP                           150,000      150,028.05        100.0187         57.81
549271AE4                           LUBRIZOL CORP                           190,000      188,700.78         99.3162         87.08
552078AL1                           LYONDELL CHEMICAL CO A                  225,000      244,968.75         108.875      9,023.44
552953AN1                           MGM MIRAGE INC 144A                     115,000      116,581.25         101.375        172.50
55375UAB0                           MSW ENERGY HLDGS 7.375% 09/01/10        240,000      252,000.00             105      1,475.00
582266110                           MCLEODUSA WARRANTS                        3,291          362.01            0.11             -
58282PAJ0                           JSG FUNDING PLC                         100,000      113,000.00             113      4,812.51
584105AB6                           MEDEX INC                                20,000       21,800.00             109        670.55
58984NAB3                           MERISTAR HOSPITAL OPER/FIN              280,000     306,600.00            109.5      8,656.67
608328AK6                           MOHEGAN TRIBAL GAMING 8.00% 04/1/12      25,000       27,625.00           110.5      1,000.01
608328AN0                           MOHEGAN TRIBAL GAMING  144A             325,000      340,437.50          104.75      3,730.73
610202BH5                           MONONGAHELA POWER 6.70% 06/15/14         65,000       70,443.04        108.3739      1,354.89
629377AQ5                           NRG ENERGY INC 8.00% 12/15/13 144A       95,000      101,768.75         107.125      2,237.78
629855AE7                           NALCO COMPANY                           175,000      185,500.00             106      5,123.61
638477AB5                           NATIONAL WATERWORKS INC                  55,000       62,425.00           113.5      1,925.00
64015YAB0                           NEIGHBORCARE INC                         30,000       31,200.00             104        779.17
641423BG2                           NEVADA POWER CO 144A                    380,000      392,350.00          103.25     11,938.33
651290AF5                           NEWFIELD EXPLORE CO 8.375% 08/15/12     100,000      112,500.00           112.5      1,070.14
651290AG3                           NEWFIELD EXPLORATION CO                 175,000      182,437.50          104.25      1,578.04
65332VBE2                           NEXTEL COMMUNICATIONS                   245,000      254,800.00             104      7,065.01
65542NAJ6                           NORAMPAC INC                             45,000       46,912.50          104.25      1,012.50
65556TAA5                           NORCRAFT COS/FINANCE 9.00% 11/1/11       40,000       43,600.00             109      1,500.00
667294AP7                           NORTHWEST AIR 8.304% 09/01/10           178,893      138,931.09        77.66165      1,237.94
667748AH0                           NORTHWEST PIPELINE 6.625% 12/01/07      325,000      345,718.75         106.375      7,177.08
66977WAF6                           NOVA CHEMICALS                           55,000       56,787.50          103.25        754.72
68214L201                           KANSAS CITY SOUTHERN OMNICARE CAP           700       33,162.50          47.375             -
69073TAH6                           OWENS-BROCKWAY 7.75% 05/15/11            55,000       58,575.00           106.5      1,610.27
690768BD7                           OWENS-ILLINOIS INC 7.50% 05/15/10       210,000      214,725.00          102.25      5,950.00
693671AB5                           PX ESCROW                               330,000      214,500.00              65      5,293.75
697933AQ2                           PANAMSAT CORP 144A                       70,000       72,800.00             104        717.50
70322AAB7                           PATHMARK STORES 8.75% 02/01/12          195,000      182,325.00            93.5      2,843.76

11194949                 STANDISH OPP. HIGH YIELD           DATA AS OF 9/30/2004

                                                                                                                        INTEREST
SECURITY_ID                         SECURITY DESCRIPTION                  TOTALSHARES   MARKET_VALUE   CURRENT PRICE     ACCRUED
---------------------------------   -----------------------------------   -----------   ------------   -------------   ----------
704549AC8                           PEABODY ENERGY CORP 6.875% 03/15/13      80,000       86,400.00             108        244.44
72347CAD6                           PINNACLE FOODS HOLDING 144A             235,000      221,487.50           94.25      6,462.49
730448AP2                           POGO PRODUCING CO 8.25% 04/15/11         75,000       82,500.00             110      2,853.12
74047PAC8                           PREMCOR REFINING GRP 9.50% 02/01/13     190,000      223,725.00          117.75      3,008.32
74819RAB2                           QUEBECOR MEDIA INC 11.125% 07/15/11      95,000      109,725.00           115.5      2,231.18
74913GAD7                           QWEST CORPORATION 144A                  175,000      181,562.50          103.75      1,607.82
749564AA8                           RH DONNELLEY FIN CORP 8.875% 12/10      140,000      158,200.00             113      3,658.47
749564AC4                           RH DONNELLEY FIN CORP 10.875% 12/12     135,000      163,687.50          121.25      4,322.81
75040PAF5                           RADIO ONE INC 8.875% 07/01/11            75,000       82,687.50          110.25      1,664.06
75952BAF2                           RELIANT RESOURCES INC 9.25% 07/10        55,000       59,056.25         107.375      1,074.03
7618280       S                     REMY COINTREAU S.A 144A                  40,000       51,974.12        129.9353        794.20
76182KAK1                           RJ REYNOLDS TOBACCO 7.75% 05/15/06      130,000      135,200.00             104      3,806.11
767754AY0                           RITE AID CORP 12.50% 09/15/06           215,000      244,025.00           113.5      1,194.45
767754BD5                           RITE AID CORP 9.50% 02/15/11             75,000       82,500.00             110        910.42
767754BF0                           RITE AID CORP                           190,000      199,500.00             105      6,432.30
7742424       S                     TELENET COMM. 144A                      270,000      353,343.20       130.86785      8,736.77
780153AF9                           ROYAL CARIBBEAN CRUISES 7.0% 10/07      100,000      107,500.00           107.5      3,227.78
780153AG7                           ROYAL CARIBBEAN CRUISES 7.50% 10/27     255,000      265,200.00             104      8,818.75
780153AL6                           ROYAL CARIBBEAN CRUISES 8.75% 02/11     620,000      723,850.00          116.75      8,890.99
780153AM4                           ROYAL CARIBBEAN                         225,000      157,781.25          70.125             -
781903AG4                           RUSSEL METALS INC                        50,000       50,000.00             100        265.62
781904AL1                           RURAL CELLULAR CORP144A                  50,000       50,875.00          101.75        183.33
782352AC2                           RUSSELL CORP 9.25% 05/01/10             125,000      135,625.00           108.5      4,817.70
784635AG9                           SPX CORPORATION 7.50% 01/01/13           90,000       91,462.50         101.625      1,687.50
784635AH7                           SPX CORP 6.25% 06/15/11                  55,000       53,625.00            97.5      1,012.16
79409PAD7                           SALEM COMM CORP 7.75% 12/15/10          280,000      295,400.00           105.5      6,389.45
810186AG1                           SCOTTS COMPANY                           65,000       68,331.25         105.125      1,626.81
827048AK5                           SILGAN HOLDINGS                          85,000       86,700.00             102      2,167.49
829226AU3                           SINCLAIR BROADCAST GROUP                 60,000       54,375.00          90.625        617.49
83001PAB5                           SIX FLAGS INC 9.50% 02/01/09            185,000      180,837.50           97.75      2,929.17
832248AH1                           SMITHFIELD FOODS                         70,000       75,950.00           108.5      2,049.45
834260AB7                           SOLO CUP COMPANY                         50,000       49,250.00            98.5        543.06
843452BB8                           SOUTHERN NATURAL GAS 8.875% 03/10        25,000       28,125.00           112.5         98.61
846048205                           SOVERIGN CAP IV                          12,000      580,500.00          48.375             -
846425AK2                           SPANISH BROADCASTING SYS 9.625%         175,000      183,750.00             105      7,018.22
847788AK2                           SPEEDWAY MOTORSPORTS INC 6.75%          250,000      260,625.00          104.25      5,625.00
853258AE1                           STANDARD COMMERICAL CORP144A             50,000       51,250.00           102.5      1,988.89
857555AJ5                           STATER BROTHERS HLDGS 4.9688% 06/10     125,000      126,875.00           101.5        296.03
857555AK2                           STATER BROTHERS HLDGS 8.125% 06/12      350,000      366,625.00          104.75      8,215.28
857689AV5                           STATION CASINOS 6.00% 04/01/12          250,000      256,250.00           102.5      8,083.32
858119AB6                           STEEL DYNAMICS 9.50% 03/15/09           200,000      222,000.00             111        844.44
858577AH2                           STENA AB 7.50% 11/01/13                  70,000       70,087.50         100.125      2,187.50
861589AZ2                           STONE CONTAINER 8.375% 07/01/12         145,000      159,862.50          110.25      3,035.94
872375AK6                           TECO ENERGY INC 7.50% 06/15/10           50,000       54,000.00             108      1,104.17
87264QAM2                           TRW AUTOMOTIVE INC                      152,000      173,660.00          114.25      1,820.84
87316WAA3                           TXU GAS CAPITAL                         250,000      245,163.75         98.0655      1,603.61
880451AW9                           TENNESSEE GAS PIPELINE 8.375% 06/32     100,000      107,000.00             107      2,465.97
881609AN1                           TESORO PETROLEUM CORP 8.00% 04/08        35,000       37,800.00             108      1,291.11
882491AH6                           TEXAS INDUSTRIES INC 10.25% 06/11       210,000      241,500.00             115      6,337.92

11194949                 STANDISH OPP. HIGH YIELD           DATA AS OF 9/30/2004

                                                                                                                        INTEREST
SECURITY_ID                         SECURITY DESCRIPTION                  TOTALSHARES   MARKET_VALUE   CURRENT PRICE     ACCRUED
---------------------------------   -----------------------------------   -----------   ------------   -------------   ----------
888806AB2                           TOBACCO SETTLEMENT REV MGMT              50,000       47,334.00          94.668      1,133.33
893570BN0                           TRANSCONTINENTAL GAS PL 6.125%          175,000      176,093.75         100.625      2,262.84
893570BT7                           TRANSCONT GAS PIPE CORP 8.875%          200,000      243,250.00         121.625      3,747.23
896522AE9                           TRINITY INDUSTRIES LE                   285,000      280,725.00            98.5        823.32
897853AH0                           TRUE TEMPER SPORTS                       65,000       60,450.00              93        241.95
900419AA0                           TURNING STONE CASINO 9.125% 12/10       195,000      210,600.00             108      5,239.26
902118AY4                           TYCO INTL GROUP SA 6.75% 02/15/11        35,000       39,378.15         112.509        301.87
902118BC1                           TYCO INTL GROUP SA 6.375% 10/15/11      200,000      221,184.00         110.592      5,879.14
902118BE7                           TYCO INTL 144A                          105,000      157,237.50          149.75        692.70
912909AA6                           UNITED STATES STEEL 9.75% 05/15/10       97,000      111,065.00           114.5      3,572.83
912920AL9                           QWEST CORPORATION 7.20% 11/10/26        115,000      100,337.50           87.25      3,243.00
960413AC6                           WESTLAKE CHEMICAL                       104,000      116,740.00          112.25      1,921.11
969457BD1                           WILLIAMS COS INC 7.75% 06/15/31         100,000      101,500.00           101.5      2,281.94
969457BG4                           WILLIAMS COS INC 7.875% 09/01/21        375,000      416,250.00             111      2,460.94
98389BAA8                           XCEL ENERGY 144A                         40,000       60,100.00          150.25      1,018.42
9901728       S                     TEKSID ALUMINUM LUX 144A                 95,000      102,757.56     108.1658528      2,785.31
9GEORGI222009060010000              GEORGIA PACIFIC EDFAULT PROTECTION      870,000     (878,078.04)      1.0092851             -
9MEADWE232009060010001              MEADWESTVACO CORP DEFAULT PROTECT       870,000      863,786.29       0.9928578             -
B00NM13       S                     NTL CABLE PLC  144A                     235,000      296,581.99        126.2051     11,512.36
B00S9P1       S                     BOMBARDIER INC 144A                     100,000       86,363.80         86.3638      2,800.00
EUR2004-12-1523094000000071S        EUR    12/15/04                       1,321,000)  (1,641,962.48)     1.24296933          #N/A
EUR2004-12-1523094000000074S        EUR    12/15/04                         (10,000)     (12,429.69)     1.24296933          #N/A
EUR2004-12-1523094000000076S        EUR    12/15/04                         (25,000)     (31,074.23)     1.24296933          #N/A
EUR2004-12-1523094000000077B        EUR    12/15/04                         310,000      385,320.49      1.24296933          #N/A
EUR2004-12-1523094000000079S        EUR    12/15/04                        (100,000)    (124,296.93)     1.24296933          #N/A
USD8023                             OTHER RECEIVABLES                             -       (1,444.32)              0          #N/A
XS0201979274  I                     CULLIGAN FINANCE CORP BV                100,000      126,826.80        126.8268         27.39
                                       01/00/00                                   -                               0          #N/A
                                       01/00/00                                   -                               0          #N/A
                                       01/00/00                                   -                               0          #N/A
                                       01/00/00                                   -                               0          #N/A
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                                       01/00/00                                   -                               0          #N/A
                                       01/00/00                                   -                               0          #N/A
                                       01/00/00                                   -                               0          #N/A

11194949                 STANDISH OPP. HIGH YIELD           DATA AS OF 9/30/2004

                                                                                                                        INTEREST
SECURITY_ID                         SECURITY DESCRIPTION                  TOTALSHARES   MARKET_VALUE   CURRENT PRICE     ACCRUED
---------------------------------   -----------------------------------   -----------   ------------   -------------   ----------
                                       01/00/00                                   -                               0          #N/A
                                       01/00/00                                   -                               0          #N/A
                                       01/00/00                                   -                               0          #N/A
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11194949                 STANDISH OPP. HIGH YIELD           DATA AS OF 9/30/2004

                                                                                                                        INTEREST
SECURITY_ID                         SECURITY DESCRIPTION                  TOTALSHARES   MARKET_VALUE   CURRENT PRICE     ACCRUED
---------------------------------   -----------------------------------   -----------   ------------   -------------   ----------
                                       01/00/00                                   -                               0          #N/A
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                                       01/00/00                                   -                               0
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                                       01/00/00                                   -                               0
                                       01/00/00                                   -                               0
                                       01/00/00                                   -                               0

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

CONTRACTS TO DELIVER   LOCAL PRINCIPAL AMOUNT   CONTRACT VALUE DATE   MARKET VALUE   AGGREGATE FACE AMOUNT   UNREALIZED LOSS
--------------------   ----------------------   -------------------   ------------   ---------------------   ---------------
Euro                          1,431,000               9/15/04           1,741,460          1,729,772             (11,688)
                                                                        ---------          ---------             --------
                                                                        1,741,460          1,729,772             (11,688)
                                                                        =========          =========             ========

CONTRACTS TO RECEIVE   LOCAL PRINCIPAL AMOUNT   CONTRACT VALUE DATE   MARKET VALUE   AGGREGATE FACE AMOUNT   UNREALIZED GAIN
--------------------   ----------------------   -------------------   ------------   ---------------------   ---------------
Euro                           75,000                 9/15/04            91,272              90,533                739
                                                                         ------              ------                ---
                                                                         91,272              90,533                739
                                                                         ======              ======                ===

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
STANDISH MELLON SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

SECURITY                                           RATE    MATURITY    PAR VALUE      VALUE
-----------------------------------------------   ------   ---------   ----------   -----------
BONDS AND NOTES - 97.3%
ASSET BACKED - 17.2%
Bank One Issuance Trust 2002-A4 A4                 2.940    6/16/08     $ 100,000   $   100,420
BMW Vehicle Owner Trust 2004-A A3                  2.670    3/25/08        50,000        49,912
Capital Auto Receivables Asset Trust 2003-1 A3A    2.750    4/16/07       100,000       100,157
Capital One Master Trust 2001-7A A                 3.850    8/15/07       100,000       100,088
Chase Manhattan Auto Owner Trust 2003-B A3         1.820    7/16/07        75,000        74,595
Chase Manhattan Auto Owner Trust 2003-B A4         2.570    2/16/10        30,000        29,657
Citibank Credit Card Issuance Trust 2003-A2 A2     2.700    1/15/08       100,000       100,078
M & I Auto Loan Trust 2003-1 A4                    2.970    4/20/09        15,000        14,950
Nissan Auto Receivables Owner Trust 2002-C A3      2.600    8/15/06        39,823        39,894
World Omni Auto Receiveables Trust 2003-B          2.870   11/15/10        60,000        59,444
                                                                                    -----------
Total Asset Backed (Cost $668,303)                                                      669,195
                                                                                    -----------

CORPORATE - 39.0%
COMMUNICATIONS - 3.4%
Deutsche Telekom International Fiance              8.250    6/15/05        25,000        25,966
France Telecom                                     7.950     3/1/06        50,000        53,412
Verizon Wireless Capital                           5.375   12/15/06        50,000        52,338
                                                                                    -----------
                                                                                        131,716
                                                                                    -----------
CONSUMER NONCYCLICAL - 3.3%
Coca-Cola Enterprises                              2.500    9/15/06        50,000        49,537
PepsiAmericas, Inc.                                5.950    2/15/06        50,000        52,246
Unitedhealth Group, Inc.                           3.375    8/15/07        25,000        25,034
                                                                                    -----------
                                                                                        126,817
                                                                                    -----------

FINANCIAL - 25.9%
American International Group, Inc.                 2.850    12/1/05       100,000       100,550
Associates Corp. Senior Notes                      6.000    7/15/05       100,000       102,653
Bank of America Corp.                              7.875    5/16/05       100,000       103,379
Boeing Capital Corp.                               5.750    2/15/07        50,000        52,954
FleetBoston Financial Corp.                        7.250    9/15/05       100,000       104,308
Ford Motor Credit Co.                              6.500    1/25/07        50,000        52,959
General Motors Acceptance Corp.                    4.500    7/15/06        50,000        50,783
Goldman Sachs Group, Inc.                          7.625    8/17/05       100,000       104,462
HBOS Treasury Services PLC                         2.250     5/1/06        70,000        69,767
John Deere Capital Corp.                           3.625    5/25/07        50,000        50,331
Kredit Wiederauf                                   3.250    7/16/07        40,000        40,153
Metlife Inc                                        5.250    12/1/06        35,000        36,560
National City Bank Of Indiana                      2.375    8/15/06        40,000        39,661
SLM Corp.                                          3.500    9/30/06        50,000        50,652
Washington Mutual, Inc.                            2.400    11/3/05        50,000        49,890
                                                                                    -----------
                                                                                      1,009,062
                                                                                    -----------
INDUSTRIAL - 1.3%
Fedex Corp.                                        2.650     4/1/07        50,000        49,183
                                                                                    -----------

TECHNOLOGY - 1.3%
IBM Corp.                                          2.375    11/1/06        50,000        49,572
                                                                                    -----------

UTILITIES - 3.8%
Alabama Power Co. Senior Notes                     5.490    11/1/05       100,000       103,183
Virginia Electric and Power Co.                    5.750    3/31/06        45,000        46,816
                                                                                    -----------
                                                                                        149,999
                                                                                    -----------
Total Corporate ( Cost $1,509,227)                                                    1,516,349
                                                                                    -----------

U.S. GOVERNMENT AGENCY - 24.9%
PASS THRU SECURITIES - 24.9%
Federal Home Loan Bank                             2.875    8/15/06       100,000       100,176
Federal Home Loan Bank                             2.875    9/15/06       200,000       200,362
FHLMC Gold                                         5.000     8/1/07        55,420        56,757
FHLMC Gold                                         6.000     7/1/11       160,546       168,595
FHLMC Structured Pass Thru Sec                     2.614    7/15/11        49,306        49,238
FNMA                                               2.125    4/15/06       100,000        99,352
FNMA                                               3.125    7/15/06        70,000        70,506
FNMA                                               2.375    2/15/07       125,000       123,361
FNMA                                               3.000    8/15/07       100,000        99,573
                                                                                    -----------
Total U.S. Government Agency( Cost $954,213)                                            967,920
                                                                                    -----------

U.S. TREASURY OBLIGATIONS - 16.2%
TREASURY NOTES - 16.2%
U.S. Treasury Note                                 1.625   10/31/05        40,000        39,750
U.S. Treasury Note                                 2.000    5/15/06        75,000        74,487
U.S. Treasury Note                                 2.500    5/31/06       100,000       100,043
U.S. Treasury Note                                 2.375    8/31/06        85,000        84,685
U.S. Treasury Note                                 2.250    2/15/07        95,000        93,987
U.S. Treasury Note                                 2.750    8/15/07       155,000       154,576
U.S. Treasury Tips                                 3.375    1/15/07        65,000        83,074
                                                                                    -----------
Total U.S. Treasury Obligations (Cost $ 632,542)                                        630,602
                                                                                    -----------
TOTAL BONDS AND NOTES (COST $ 3,764,285)                                              3,784,066
                                                                                    -----------

SHORT TERM INVESTMENTS - 2.8%
INVESTMENT COMPANIES - 2.8%
Dreyfus Institutional Preferred Plus +             1.690    10/1/04       107,346       107,346
                                                                                    -----------
Total Short Term Investments- (Cost $ 107,346)
TOTAL INVESTMENTS - 100.1% (COST $ 3,871,631)                                       $ 3,891,412

OTHER ASSETS , LESS LIABILITIES - (0.1%)                                                 (3,322)
                                                                                    -----------

NET ASSETS - 100.0%                                                                 $ 3,888,090
                                                                                    ===========

FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
(a) Variable Rate Security; rate indicated as of 9/30/04.
+ Affiliated fund that is available only to investment companies and other accounts managed by Standish Mellon. The effective yield is 1.00. A complete listing of the fund's holdings as of its most recent fiscal year end is available.

11193636                     STANDISH S/T FIXED INC.          DATA AS OF 9/30/04

                                                                                                                        INTEREST
SECURITY_ID                         SECURITY DESCRIPTION                  TOTAL SHARES   MARKET_VALUE   CURRENT PRICE    ACCRUED
---------------------------------   -----------------------------------   ------------   ------------   -------------   --------
010392DL9                           ALABAMA POWER CO                         100,000      103,182.80        103.1828    2,287.50
02687QBB3                           AMERICAN INTL GROUP                      100,000      100,549.70        100.5497      950.00
046003JQ3                           ASSOCIATES CORP NA                       100,000      102,653.00         102.653    1,266.67
055959BD1                           BMW VEHICLE OWNER TRUST                   50,000       49,912.41        99.82482       22.25
060505AE4                           BANK OF AMERICA CORP                     100,000      103,378.80        103.3788    2,975.00
06423RAH9                           BANK ONE ISSUANCE TRUST                  100,000      100,419.73       100.41973      130.67
06478VBV2                           BANK OF SCOTLAND144A                      70,000       69,767.18         99.6674      656.24
097014AF1                           BOEING CAPITAL CORP 5.75% 02/15/07        50,000       52,954.15        105.9083      367.35
111111200410010016900200409300008   DREYFUS PREFERRED +                      107,346      107,345.68             100        4.97
139732DN8                           CAPITAL AUTO RECEIVABLES TRUST           100,000      100,157.42       100.15742      122.22
14040PAP2                           CAPITAL ONE MASTER TRUST                 100,000      100,087.86       100.08786      171.11
161581CY7                           CHASE MANHATTAN AUTO OWNER TRUST          75,000       74,595.45         99.4606       60.67
161581CZ4                           CHASE MANHATTAN AUTO OWNER TRUST          30,000       29,656.55        98.85515       34.27
17305EBH7                           CITIBANK CREDIT CARD ISSUANCE            100,000      100,077.88       100.07788      570.00
191219BN3                           COCA COLA ENTERPRISES                     50,000       49,537.25         99.0745       55.55
24422EPH6                           JOHN DEERE CAPITAL CORP 3.625%            50,000       50,331.10        100.6622      619.27
25156PAA1                           DEUTSCHE TELEKOM INT FIN                  25,000       25,966.43        103.8657      570.49
31282UZM2                           FREDDIE MAC                               55,420       56,756.79       102.41162      230.91
31283JTP6                           FREDDIE MAC                              160,546      168,595.33       105.01404      802.72
3133X14N4                           FED HOME LN BANK 2.875%                  200,000      200,362.20        100.1811      255.56
3133X85Z1                           FED HOME LN BANK 2.875%                  100,000      100,176.20        100.1762      439.24
31359MQZ9                           FANNIE MAE 2.125% 04/06                  100,000       99,351.70         99.3517      979.86
31359MUE1                           FANNIE MAE                               125,000      123,361.13         98.6889      379.34
31359MVP5                           FANNIE MAE                                70,000       70,506.24        100.7232      595.49
31359MWB5                           FANNIE MAE 3% 08/15/07                   100,000       99,572.40         99.5724      341.66
31395CAF8                           FHLMC STRUCTURED PASS THRU SEC            49,306       49,237.60         99.8617       57.29
31428XAL0                           FEDEX CORP                                50,000       49,182.60         98.3652      684.58
339030AB4                           FLEETBOSTON FINL CORP                    100,000      104,308.30        104.3083      322.22
345397TX1                           FORD MOTOR CREDIT CO                      50,000       52,959.05        105.9181      595.84
35177PAJ6                           FRANCE TELECOM 03/01/06                   50,000       53,412.30        106.8246      352.08
370425SH4                           GENL MOTORS ACCEPT CORP 7/15/06           50,000       50,783.10        101.5662      475.00
38141GAQ7                           GOLDMAN SACHS GROUP                      100,000      104,461.90        104.4619      931.95
45920QER1                           IBM CORP                                  50,000       49,571.80         99.1436      494.80
500769AU8                           KREDIT WIEDERAUF                          40,000       40,153.40        100.3835      274.44
55255PAP5                           M & I AUTO LOAN TRUST                     15,000       14,950.46        99.66971       13.62
59156RAB4                           METLIFE INC                               35,000       36,560.06        104.4573      612.50
634906DZ1                           NATL CITY BK OF INDIANA                   40,000       39,660.96         99.1524      121.39
65473LAC8                           NISSAN AUTO RECEIVABLES TRUST             39,823       39,893.72       100.17809       46.02
71343XAA2                           PEPSIAMERICAS INC 5.95%                   50,000       52,246.20        104.4924      380.14
78442FCP1                           SLM CORP                                  50,000       50,652.20        101.3044      520.14
9128272M3                           US TREASURY TIPS                          65,000       83,074.17     127.8064219      513.00
912828AY6                           T NOTES                                   75,000       74,487.30         99.3164      566.57
912828BN9                           TREASURY NOTES                            40,000       39,750.00          99.375      272.02
912828BY5                           US TREASURY NOTE                          95,000       93,986.92         98.9336      273.00
912828CK4                           US TREASURY NOTE                         100,000      100,043.00         100.043      840.16
912828CR9                           US TREASURY NOTES                        155,000      154,576.23         99.7266      544.40
912828CU2                           US TREASURY NOTE                          85,000       84,684.57         99.6289      170.06
91324PAJ1                           UNITEDHEALTH GROUP INC                    25,000       25,033.43        100.1337      105.47
92344SAE0                           VERIZON WIRELESS 5.375% 12/15/06          50,000       52,337.50         104.675      791.32
927804EN0                           VIRGINIA ELECTRIC & PWR 5.75% 03/06       45,000       46,816.02        104.0356        7.19
939322AK9                           WASHINGTON MUTUAL                         50,000       49,890.15         99.7803      493.23
98152DBD2                           WORLD OMNI AUTO RECEIVEABLES TRUST        60,000       59,443.88        99.07314       76.53

ITEM 2 -- CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        MELLON INSTITUTIONAL FUNDS
                                        INVESTMENT TRUST


                                        By:   /s/ Steven M. Anderson
                                              ----------------------------------
                                              STEVEN M. ANDERSON
                                              TREASURER

                                        Date: November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:  /s/ Steven M. Anderson
                                             -----------------------------------
                                             STEVEN M. ANDERSON
                                             TREASURER

                                        Date: November 29, 2004


                                        By:   /s/ Patrick J. Sheppard
                                              ----------------------------------
                                              PATRICK J. SHEPPARD
                                              PRESIDENT

                                        Date: November 29, 2004